UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Suite 207, Garden City, NY 11530

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:2/28/07

Item 1.  Reports to Stockholders.

CLASS I SHARES

SEMI-ANNUAL REPORT

AS OF FEBRUARY 28, 2007

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter

Page

Investment Review

Page

Schedules of Investments

Page

Statements of Assets and Liabilities

Page

Statements of Operations

Page

Statements of Changes in Net Assets

Page

Notes to Financials

Page

Financial Highlights

Page

Supplemental Information

Page

Privacy Notice

Page

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia

Trustee, Chairman, President & CEO

Patrick H. McCollough

Trustee

Udo W. Koopmann

Trustee

Floyd E. Seal

Trustee

Stephen H. Hamrick

Trustee

William B. Blundin

Trustee

Stephen Ventimiglia

Vice President & Secretary

Mark S. Marrone

Treasurer & Chief Financial Officer

Michael J. Wagner

Chief Compliance Officer

Andrew B. Rogers

Assistant Secretary

Kevin E. Wolf

Assistant Treasurer

Investment Manager

Distributor

Saratoga Capital Management, LLC

Aquarius Fund Distributors, LLC

1101 Stewart Avenue, Suite 207

1005 South 107th Street

Garden City, New York 11530-4808

Omaha, Nebraska 68137

Transfer & Shareholder Servicing Agent

Custodian

Gemini Fund Services, LLC

The Bank of New York

4020 South 147th Street, Suite 2

1 Wall Street, 25th Floor

Omaha, Nebraska 68137

New York, New York 10286

Administrator & Fund Accounting Agent

Custody Administrator

Gemini Fund Services, LLC

Gemini Fund Services, LLC

450 Wireless Boulevard

450 Wireless Boulevard

Hauppauge, New York 11788

Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2007

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”).  This report covers the six months from September 1, 2006 through February 28, 2007.

ECONOMIC OVERVIEW

The Gross Domestic Product (GDP) grew at an annualized rate of 2.5% during the fourth quarter of 2006.  This followed the 2.0% annualized growth rate of the GDP during the third quarter of 2006.  As of December 2006 economic growth has been uninterrupted for the past 21 quarters. This is the fourth longest expansion since 1950, and it is just above the 20 quarter average duration of the 9 expansions that have occurred since 1950.  The unemployment level of 4.5% in February 2007 is down from its recent high of 6.3% in June of 2003, and it is hovering near its cycle low of 4.4% that occurred in October 2006. A 4.4% unemployment rate is the median level of the past unemployment cycle lows that have occurred since 1950.  According to the Bureau of Economic Analysis, “Profits before tax with inventory valuation adjustment is the best available measure of industry profits because estimates of the capital consumption adjustment by industry do not exist.  This measure reflects depreciation-accounting practices used for federal income tax returns.”  This measure of corporate profits and the Standard and Poor’s 500 index measure of earnings typically correlate closely with general economic cycles.  This expansion has both measures of earnings doing very well. As of December 2006 they were rising greater than 15% year-over-year; however this is down substantially from prior levels.  The current economic cycle is starting to grow old, and with earnings starting to decline from highs we turn to interest rates as a key harbinger of future economic growth.  Consequently, this far along in an economic cycle the Federal Reserve (Fed) usually has an increasing influence on upcoming economic activity.

On March 21, 2007 the Federal Reserve’s Federal Open Market Committee released its statement in part as follows.  “The Federal Open Market Committee decided today to keep its target for the federal funds rate at 5-1/4 percent.  Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.  Recent readings on core inflation have been somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.  In these circumstances, the Committee's predominant policy concern remains the risk that inflation will fail to moderate as expected. Future policy adjustments will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

The Fed’s statement suggests to us that their upcoming policy decisions will be data dependant and not predictive; therefore, we will be vigilantly analyzing upcoming economy activity and the Fed’s actions.

FIVE PRINCIPLES OF SOUND INVESTING

In light of recent stock market volatility, many investors are questioning what they should do with their investments going forward.  Let’s revisit some sound investment principles that can help you traverse both rising and falling markets.

1)

A well-designed asset allocation strategy can be the anchor for many successful investors. Establish an asset allocation strategy (for example, a strategy to diversify your assets amongst stock, bond and money market mutual funds) that you will be comfortable with in both advancing and declining markets.  A sensible asset allocation strategy should take into consideration your: investment objectives, tolerance for risk, income needs and investment time horizon.  Review your asset allocation strategy with your financial advisor.  If you have implemented an asset allocation strategy that you are comfortable with, then don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy – consider remaining anchored.  Remember, it is normal to lose money during various time periods when you invest in stocks and bonds; this is part of the price that investors pay to try to potentially earn higher rates of return over the long haul than they might earn if they place money in investments that don’t fluctuate in value.

2)

Many successful investors put professional money managers on their investment teams.  We are proud to be able to offer you the ability to access multiple investment asset classes through the Saratoga Advantage Trust’s portfolios.  The Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms.  These are the same investment advisory firms that manage money for some of the largest corporations, pension plans and foundations. Each of the advisors has been selected on the basis of their: research capabilities, long-term investment performance, organizational stability, investment philosophy, and other key factors.  The Trust’s diversity of portfolio structure is designed to give you the opportunity to more efficiently implement your asset allocation strategy to create a balanced portfolio in accordance with your investment goals and objectives.  For your serious, “core” assets, why not let full-time investment professionals purchase and sell securities on your behalf?

3)

Stay focused on your long-term investment goals.  Monitor your investment results on a regular basis to determine if your long-term investment objectives are being met.  When reviewing the performance of the portfolios of the Trust, and the performance of money managers in general, please remember that it is not unusual for managers’ returns to vary significantly from their benchmark indices over short-term measurement periods such as several quarters.  In fact, the more volatile the style of management the more likely it is to have significant deviations from the index it is being measured against over short-term measurement periods.

4)

Consider adding money to your investment portfolio when it declines in value.  Of course, no one can tell you for sure when a market has reached bottom, and there is no guarantee that an investment will rise after a decline. It takes courage to be a successful investor.

5)

Be disciplined and patient with your investment strategy.  Successful investing requires both discipline and patience.

NEW ADVISOR

I am pleased to inform you that effective April 16, 2007 Loomis, Sayles & Company, L.P. is the new investment advisor of the Saratoga Advantage Trust’s Energy & Basic Materials Portfolio.  Loomis, Sayles & Company, L.P. was established in 1926, and is a well respected investment advisor with total assets under management of over $95 billion dollars.  Loomis, Sayles advises institutional, high net worth and mutual fund clients.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available.  Each Saratoga portfolio was formed to represent a single asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.  Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards by which to measure the portfolios against in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.).  In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping.  With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically.  Choose one item or all items. It’s up to you.  Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839.  For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of each of the Trust’s portfolios.  Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.  Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully.  This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully.  You can obtain a copy of the prospectus by calling (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate.  Consequently, investors may receive back less than invested.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. The Funds of the Saratoga Advantage Trust are distributed by Aquarius Fund Distributors, LLC, member NASD.

0343-AFD-4/10/2007

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by:

Oppenheimer Capital LLC

New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 28, 2007
Large Capitalization Value Portfolio (Class I)
Inception: 9/1/94 — 2/28/07*	9.61%
Ten Year: 3/1/97 — 2/28/07*	6.34%
Five Year: 3/1/02 — 2/28/07*	6.21%
One Year: 3/1/06 — 2/28/07	12.67%
Six Months: 9/1/06 — 2/28/07	9.26%

PORTFOLIO ADVISOR COMMENTARY

U.S. stock markets generally performed well in the six-month period ending February 28, 2007. Generally, mid- and small-capitalization stocks outperformed large capitalization stocks and growth-oriented issues beat value stocks. Short-term interest rates held steady during the six-month period while intermediate- and long-term yields declined slightly.

The Saratoga Large Capitalization Value Portfolio produced a positive return for the period. Stock selection decisions in the financials and telecommunication services sectors and the underweighting of consumer staples and energy stocks provided the greatest benefit to performance.  Stock selection in the consumer discretionary and information technology sectors detracted from the results as did the overweighting of health care.

During the period the Portfolio’s exposure in the telecommunications services and consumer discretionary sectors increased and weightings in financials, energy, materials and information technology companies was reduced. New positions in wireless phone companies Sprint Nextel (1.61%) and Verizon (1.01%) were established. Among consumer discretionary companies we added positions in adult education provider Apollo Group (1.13%) and in homebuilder Centex (2.27%). We eliminated positions in insurer XL Capital (0.00%), the diversified financial services firm of Marsh & McLennan (0.00%) and the mortgage banking company FreddieMac (0.00%).

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/07.   The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

JP Morgan Chase & Co.	3.91%
Pfizer, Inc.	3.58%
ConocoPhillips	3.06%
UnitedHealth Group, Inc.	2.93%
Countrywide Financial Corp.	2.83%
Capital One Financial Corp.	2.81%
Cisco Systems, Inc	2.80%
General Electric Co.	2.80%
ChevronTexaco Corp.	2.79%
Dell, Inc.	2.71%

                                                                                                    *Based on total net assets as of February 28, 2007

                                                                                                       Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Value Average, as of February 28, 2007, consisted of 1,467 mutual funds comprised of large market capitalization value stocks.  Investors may not invest in the Average directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by:

Loomis, Sayles & Co., L.P.

Boston, Massachusetts

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2007
Large Capitalization Growth Portfolio (Class I)
Inception: 9/1/94 — 2/28/07*	5.70%
Ten Year: 3/1/97 — 2/28/07*	2.42%
Five Year: 3/1/02 — 2/28/07*	0.91%
One Year: 3/1/06 — 2/28/07	-6.17%
Six Months: 9/1/06 — 2/28/07	12.16%

PORTFOLIO ADVISOR COMMENTARY

For the six-month period ending February 28, 2007, the Saratoga Large Capitalization Growth Portfolio produced a positive return. Positive performance was partly due to strong stock selection in the financials and industrials sectors, as well as an overweight position in the financials sector.

CB Richard Ellis (4.50%) and Precision Castparts Corp. (4.31%) were the largest contributors to performance. CB Richard Ellis reported a strong quarter towards the end of 2006, beating consensus estimates as profits rose 62%.  Precision Castparts reported a better than expected quarter towards the end of 2006, beating estimates.

The largest detractors to performance during the period were Medco Health Solutions (0.00%) and Archer Daniels Midland (0.00%).  Medco’s shares came under pressure resulting from Wal-Mart’s aggressive pricing campaign of generic drugs. Shares of Archer Daniels fell during this period amid concerns that falling ethanol prices would shrink the company’s profits.  An estimated 20% of the company’s profits come from ethanol.

In the last half of 2006 and beginning of 2007, the trend toward better stock performance among larger capitalization, higher dividend yielding companies prevented us from gaining back some of the significant ground lost.  Although the Dow Jones Industrial Average lost more than 400 points in one day during the period, as investors were concerned over weakness in the Chinese stock market, in our opinion the stock markets in the U.S. remain healthy.  Additionally, we expect moderate domestic economic growth to help neutralize inflation concerns in the coming months, enabling the Federal Reserve Board to maintain a stable interest rate policy throughout 2007. In this environment, we believe stable, large capitalization companies with solid balance sheets, strong earnings growth and attractive valuations present solid return potential.  We will remain vigilant in identifying high-growth opportunities that are also likely to shine in a more subdued growth outlook.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/07.   The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

Goldman Sachs Group, Inc.	4.94%
Google, Inc., Class A	4.79%
Cognizant Technology Solutions Corp.	4.75%
CB Richards Ellis Group, Inc.	4.50%
Gilead Sciences, Inc.	4.42%
Apple Computer, Inc.	4.34%
Precision Castparts Corp.	4.31%
Genentech, Inc.	4.16%
Alliance Data Systems Corp.	4.03%
Akamai Technologies, Inc.	3.85%

                                                                                                    *Based on total net assets as of February 28, 2007

                                                                                                                      Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Growth Average, as of February 28, 2007 consisted of 1,774 mutual funds comprised of large market capitalization growth stocks.  Investors may not invest in the Average directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by:

Vaughan Nelson Investment Management, L.P.

Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2007
Mid Capitalization Portfolio (Class I)
Inception: 1/7/03 — 2/28/07*	16.75%
One Year: 3/1/06 — 2/28/07	10.84%
Six Months: 9/1/06 — 2/28/07	14.16%

PORTFOLIO ADVISOR COMMENTARY

During the last six-month period ending February 28, 2007, the U.S. stock markets have generally continued to struggle with the question of whether the economy is closer to a recession or a soft landing.  Bulls continue to point to the strong job picture where the overall unemployment rate remained at extremely low levels and anecdotal reports show that even greater job growth was possible were it not for the lack of qualified workers as well as the specific strength in commercial construction.  On the other side, bears cite the growing spillover of the housing correction via the mortgage woes highlighting themselves in the subprime space and an overall slowing economic backdrop.  While the fight between the two sides raged throughout the period, the bears won out at the end of February when the market began a dramatic correction on the notion that the Chinese economy was starting to cool.  This decline was triggered by very little economic news and highlights the uneasiness of the market in knowing which way the underlying economy is currently headed.  We believe this struggle between the bulls and bears is likely to continue into the foreseeable future as the true impact of the Federal Reserve’s multiple rate hikes continues to be felt in the economy.

The Portfolio’s Consumer Discretionary, Industrial, Chemical and Information Technology positions contributed to the Portfolio’s positive performance.  Consumer Staples and Healthcare positions generally lagged the overall Portfolio’s performance, but lighter weightings in these sectors helped to reduce the overall burden to the Portfolio.

We believe that the market is looking into the later half of 2007 for signs of overall strength in the economy.  We continue to stress companies with favorable valuations and strong long-term growth prospects which we think will perform well in this environment.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MID CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

Lennox International, Inc.	3.01%
Affiliated Managers Group, Inc.	2.75%
Black & Decker Corp.	2.58%
Cintas Corp.	2.42%
HNI Corp.	2.25%
Equifax, Inc.	2.23%
Omnicare, Inc.	2.18%
Southwestern Energy Co.	2.16%
Rockwell Automation, Inc.	2.03%
WESCO International, Inc.	2.03%

                                                                                                         *Based on total net assets as of February 28, 2007

                                                                                            Excludes short-term investments.

Portfolio Composition*

The Morningstar Mid Capitalization Blend Average as of February 28, 2007, consisted of 483 mutual funds comprised of mid market capitalization stocks.  Investors may not invest in the Average directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by:

Fox Asset Management LLC

Little Silver, New Jersey

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2007
Small Capitalization Portfolio (Class I)
Inception: 9/1/94 — 2/28/07*	11.44%
Ten Year: 3/1/97 — 2/28/07*	11.75%
Five Year: 3/1/02 — 2/28/07*	12.71%
One Year: 3/1/06 — 2/28/07	10.49%
Six Months: 9/1/06 — 2/28/07	9.05%

PORTFOLIO ADVISOR COMMENTARY

For the six months ended February 28, 2007, the Saratoga Advantage Trust Small Capitalization Portfolio produced positive performance.

Economic growth began to moderate during second half of 2006, principally driven by a slowdown in residential construction and continued softness in capital spending.  Gross Domestic Product (“GDP”) growth slowed to an annualized rate of roughly 2% from the 4% rate experienced during first half of 2006.  Consumer spending, which accounts for 70% of GDP, remained robust, as low unemployment (4.5%) and rising wages (+4%) kept consumers spending.  Energy prices moderated during the period, with both oil and natural gas prices stabilizing well-off their recent highs.  While inflation ticked up during the period, recent declines in commodity prices and housing should ease inflation pressures going forward.  We continue to expect the economy to expand at a more sustainable 2.0%-3.0% rate through 2007 and into 2008.

We continued to selectively increase our weighting in the financial services sector during the period; though our ongoing concerns over relative valuations and credit quality keep us underweight the benchmark.  We also raised our weighting in consumer staples, given some potentially attractive opportunities in that sector.  We lowered our weighting in the energy sector during the period to better balance our exposure to the underlying commodity prices and energy services.

For 2007, the market backdrop appears to be solid.  We believe corporate profit growth is poised to slow after four consecutive years of double-digit growth, stock valuations (low relative to history and interest rates) should act as an offset.  The supply/demand picture is also encouraging.  Companies continue to repurchase shares at a rapid pace, and private equity firms maintain their record rate of activity.  As always, we remain steadfast in our commitment to finding well-managed companies, with strong balance sheets and cash flow, selling at discount valuations.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

ON Semiconductor Corp.	3.13%
Church & Dwight Co., Inc.	3.02%
Piedmont Natural Gas Co., Inc.	2.89%
Albany International Corp., Class A	2.83%
Owens & Minor, Inc.	2.83%
Protective Life Corp.	2.80%
Tupperware Corp.	2.75%
AptarGroup, Inc	2.57%
BJ's Wholesale Club, Inc.	2.56%
K & F Industries Holdings, Inc.	2.53%

                                                                                                    *Based on total net assets as of February 28, 2007

                                                                              Excludes short-term investments.

Portfolio Composition*

The Morningstar Small Blend Average, as of February 28, 2007, consisted of 666 mutual funds comprised of small market capitalization stocks.  Investors may not invest in the Average directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by:

Oppenheimer Capital LLC

New York, New York

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2007
International Equity Portfolio (Class I)
Inception: 9/1/94 — 2/28/07*	4.11%
Ten Year: 3/1/97 — 2/28/07*	4.83%
Five Year: 3/1/02 — 2/28/07*	11.74%
One Year: 3/1/06 — 2/28/07	14.70%
Six Months: 9/1/06 — 2/28/07	8.48%

PORTFOLIO ADVISOR COMMENTARY

Generally, global stocks rallied broadly in the six month period ended February 28, 2007 paced by especially strong market performance in the Pacific and Nordic regions and within the financial services and industrials sectors.

The Saratoga International Equity Portfolio delivered a positive six-month return for the period. Holdings in the industrials, materials and telecommunication services sectors contributed the strongest to performance. Average share prices for the Portfolio’s health care holdings declined in the period. Stock selection decisions in the consumer discretionary, financials and consumer staples sectors were the most significant detractors from performance. Stock selection in industrials and information technology and an underweighting of energy stocks contributed positively to the results.

During the period the Portfolio’s exposure in the financials and materials sector increased and active sector weights in information technology, health care and energy were reduced. Among financial services companies the Portfolio added to its banking exposure with new positions in South Korea’s Kookmin Bank (2.27%), Italy’s Intesa SanPaulo (2.00%), and the UK’s Barclays PLC (1.52%). In the materials sector we added Mexico’s Cemex (2.31%), the world’s third-largest producer of cement and concrete.  We sold off the Portfolio’s positions in computer chip maker Taiwan Semiconductor (0.00%) and oil company Petro Canada (0.00%). We reduced our weightings in the French computer aided design software company Dassault Systèmes (1.45%), the Japanese optics and electronics manufacturer Canon (1.85%) and in pharmaceutical companies Novartis (1.87%) and Roche (2.99%).

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/07.   The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The fund contains international securities that may provide the opportunity for greater return but also have special risks associated with foreign investing including fluctuations in currency, government regulation, differences in accounting standards and liquidity.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

Lafarge SA	4.42%
Bóhler-Uddeholm AG, ADR	3.91%
BNP Paribas SA, ADR	3.58%
Credit Suisse Group, ADR	3.52%
Vodafone Group PLC	3.51%
SFK AB, ADR	3.47%
Sage Group PLC, ADR	3.47%
Nomura Holdings, Inc., ADR	3.29%
Sandvik AB, ADR	3.27%
Nestle SA, ADR	3.07%

                                                                                                        *Based on total net assets as of February 28, 2007

                                                                                   Excludes short-term investments.

Portfolio Composition*

MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of February 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This unmanaged Index does not include fees and expenses, and investors may not invest in the Index directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by:

Oak Associates, ltd.

Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 28, 2007
Health & Biotechnology Portfolio (Class I)
Inception: 1/28/03 — 2/28/07*	6.65%
One Year: 3/1/06 — 2/28/07	-1.78%
Six Months: 9/1/06 — 2/28/07	6.79%

PORTFOLIO ADVISOR COMMENTARY

The healthy market rebound over the six month period ended February 28, 2007 boosted the health care sector, but the pharmaceutical stocks were outshined by the research tools stocks – an area of focus for the Portfolio.  The pharmaceuticals, and other areas within health care, were negatively impacted by the Democratic sweep in the November elections.  It is our experience that fears of regulation are usually greater than what actually transpires, and, therefore, this may represent a buying opportunity in select names.  One past example of this is the orthopedic stocks, which had sold off on various regulatory worries.  We wrote about this in the semi-annual commentary a year ago, saying, “We believe these concerns have been overblown, and the weakness in the stocks provided a buying opportunity.”  Orthopedic company Stryker (2.81%) was one of the best performing holdings for the Portfolio for the period.  We will continue to look for areas within health care that are out of favor due to short-term reasons.

One segment that we believe fits this theme right now is generic pharmaceuticals.  The group has been weak in part due to expectations for a flat 2007, coming off a strong year for patent expirations in 2006.  The market seems to be overlooking the long-term opportunity for the space, as well as a number of other potential positives, such as the possibility of regulation that addresses authorized generics, and the emergence of a regulatory pathway for biopharmaceutical generic drugs.  We have increased our investment in this area, and currently have positions in Teva Pharmaceutical (7.43%), Mylan Laboratories (2.88%), Watson Pharmaceuticals (2.85%), and Novartis (2.22%).

Given the sector’s profitability, growth, and valuation, we believe health care is attractive right now, especially given its decline in the recent stock market correction.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/07.   The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

Teva Pharmaceutical Industries, Ltd.	7.43%
Medtronic, Inc.	6.58%
Invitrogen Corp.	6.17%
Amgen, Inc.	5.75%
Pfizer, Inc.	5.43%
Johnson & Johnson	5.05%
Waters Corp.	5.01%
AmerisourceBergen Corp.	4.68%
Eli Lilly & Co.	4.40%
Techne Corp.	4.32%

                                                                                                     *Based on total net assets as of February 28, 2007

                                                                                Excludes short-term investments.

Portfolio Composition*

The S&P Health Care Index is an unmanaged index, encompassing two main industry groups.  The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations.  The second regroups companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.  Investors may not invest in the Index directly; unlike the portfolio’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by:

Columbus Circle Investors

Stamford, Connecticut

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2007
Technology & Communications Portfolio (Class I)
Inception: 1/7/03 — 2/28/07*	9.91%
One Year: 3/1/06 — 2/28/07	-0.24%
Six Months: 9/1/06 — 2/28/07	10.31%

PORTFOLIO ADVISOR COMMENTARY

For the six-month period ended February 28, 2007 the Saratoga Technology and Communications Portfolio produced a positive return.  The positive return was partly due to solid economic growth and spending by enterprises and consumers on video.  Gross Domestic Product (GDP) growth remained strong, corporate margins remain at record levels and the consumer continues to spend.  Video Downloading related stocks posted the best returns.  Riverbed (1.03%), First Solar (1.50%), Akamai (1.27%), and Apple (4.66%), were some of the largest contributors to Portfolio performance.  Among the worst hit stocks were semiconductor stocks Netlogic (0.95%), Microsemi (0.00%) and Sandisk (0.00%).  Semiconductor stocks suffered through an inventory correction due to excess supply.

While economic growth has slowed, we see a continuation of solid fundamentals into 2007, as pent up demand, caused by under-investment in technology, should drive spending.  Despite the weaker housing market, consumer spending has only slowed modestly due to solid employment and wage growth.  As always, the Saratoga Technology and Communications Portfolio will continue to focus on dynamic companies in attractive markets that should benefit from positive industry dynamics and dominant secular trends.  The emerging themes we remain focused on are Video, Internet Advertising, Next-Generation carrier data spending (Voice over IP, 3G, Bandwidth Optimization), and emerging consumer trends such as High Definition TVs, Music/Video Downloading and Location Based Services.  We believe the Portfolio is poised to capitalize on these themes, the resurgent IT spending environment, as well as emerging technologies.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/07.    The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

Apple Computer, Inc.	4.66%
Google, Inc.	4.56%
Cisco Systems, Inc	4.55%
Microsoft Corp.	4.18%
Qualcomm, Inc	3.83%
International Business Machines Corp.	3.42%
Lockheed Martin Corp.	3.21%
Hewlett - Packard Co.	3.11%
Adobe Systems, Inc.	2.92%
Shire Pharmaceuticals, ADR	2.81%

                                                                                                        *Based on total net assets as of February 28, 2007

                                                                                  Excludes short-term investments.

Portfolio Composition*

The Lipper Science and Technology Funds Index is an equal-weighted performance index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds with this investment objective, and is compiled by Lipper, Inc. Investors may not invest in the Index directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by:

Integrity Money Management, Inc.

Minot, North Dakota

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2007
Energy & Basic Materials Portfolio (Class I)
Inception: 1/7/03 — 2/28/07*	21.99%
One Year: 3/1/06 — 2/28/07	-0.28%
Six Months: 9/1/06 — 2/28/07	0.61%

PORTFOLIO ADVISOR COMMENTARY

W idely followed energy indexes interrupted their upward trend with significant pullbacks in September and December 2006 and late February 2007. The six month period ended February 28, 2007 was marked by increased volatility in the energy markets, especially during September when crude and gasoline prices dropped sharply. Contributors to volatility were geopolitical issues such as Iran, new deep water discoveries in the Gulf of Mexico and fear of a potential China melt down in February 2007.

Prices increased significantly for rigs, related equipment, and for most oil field services. Suppliers to this market should be major beneficiaries, even if the price of crude oil were to drop significantly from recent all time highs. However, stock prices generally fluctuate in line with the price of crude oil.

The six months ending February 28, 2007 brought us concerns over high oil prices, inflation, and declining consumer confidence. However, recent market resilience hints that business and consumers will muddle through somehow, in spite of higher commodity and energy prices.

Some fear that the Federal Reserve (the “Fed”) might become overzealous in their approach. We don’t believe this will be the case (actually, a Fed Funds range of 5.5% - 6% would bring the rate in line with historic norms). Already, there is some evidence that the rate increases have taken hold, as illustrated by a cooled housing market, a pullback in commodities prices, and a slowing of consumer loans and consumer spending. While consumer spending may slow, the slack will likely be offset to some degree by increased business spending. Companies will probably expand capacity, as utilization rates are at multi-year highs. Employment remains strong and wage increases are on the rise. Fortunately, wage increases have been largely off set by increased productivity. Accordingly, we believe the current bull market in stocks still has a long way to go.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

Schlumberger, Ltd.	4.81%
Peabody Energy Corp.	4.79%
Suncor Energy, Inc.	4.76%
ConocoPhillips	4.59%
Bucyrus Int'l, Inc., Class A	4.31%
Chicago Bridge & Iron Co.	4.27%
Noble Corp.	4.16%
Halliburton Corp.	4.13%
Joy Global, Inc.	4.13%
Dril-Quip, Inc.	4.06%

                                                                                                        *Based on total net assets as of February 28, 2007

                                                                                  Excludes short-term investments.

Portfolio Composition*

The Lipper Natural Resources Funds Index is an equal-weighted performance index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds with this investment objective, and is complied by Lipper, Inc.  Investors may not invest in the Index directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by:

Loomis, Sayles & Co., L.P.

Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2007
Financial Services Portfolio (Class I)
Inception: 1/7/03 — 2/28/07*	13.89%
One Year: 3/1/06 — 2/28/07	8.37%
Six Months: 9/1/06 — 2/28/07	12.14%

PORTFOLIO ADVISOR COMMENTARY

For the period September 1, 2006 through February 28, 2007 the Saratoga Financial Services Portfolio had a positive return.  This performance can largely be attributed to the Portfolio’s overweight position in the capital markets industry combined with strong stock selection.  The top contributors to performance during this period were Goldman Sachs Group Inc.  (4.21%), Blackrock Inc. (3.04%) and CB Richard Ellis Group Inc. (2.02%).

Goldman Sachs was well positioned to profit from the market rebound beginning in late summer 2006.  The wave of initial public offering and merger and acquisition activity in the second half of the year greatly benefited Goldman Sachs, as evidenced by quarterly results that widely surpassed analysts’ expectations.  Shares of Blackrock outperformed during this period as investors gained confidence in management’s ability to smoothly integrate Merrill Lynch Investment Management.  CB Richard Ellis reported stellar earnings in October of 2006 that easily beat analysts’ expectations.  This was quickly followed by the announced acquisition of Trammell Crow Company which should add about $1 billion to revenues and improve both business mix and market share.

Nasdaq Stock Market (0.00%), Citigroup (3.45%), and Merrill Lynch (3.81%) were stocks that had a slightly negative impact on the Portfolio’s performance.  Shares of Nasdaq were sold after an unsuccessful hostile bid for the London Stock Exchange.  Citigroup underperformed after rising on speculation of a break-up or change in management.  Merrill Lynch performed well until the end of February 2007 when fears of exposure to sub-prime mortgages hit the stock.

In October of 2006, the Portfolio was realigned to include more defensive names in insurance and banks.  The continued exposure to capital markets has served the Portfolio well as increased investor confidence led to higher underwriting, trading and asset management activity.  Going forward, we believe concerns over sub-prime mortgages and consumer credit are overdone and we maintain the overweight position in this segment.

*

Annualized performance for periods greater than one year.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/07.    The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

FINANCIAL SERVICES PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

State Street Corp.	4.81%
Wells Fargo & Co.	4.58%
American International Group, Inc.	4.34%
Chubb Corp.	4.33%
Berkshire Hathaway, Inc., Class B	4.27%
Goldman Sachs Group, Inc.	4.21%
Lehman Brothers Holdings, Inc.	4.07%
American Express Co.	4.06%
Bank of America Corp.	3.83%
Merrill Lynch & Co., Inc.	3.81%

                                                                                                        *Based on total net assets as of February 28, 2007

                                                                                   Excludes short-term investments.

Portfolio Composition*

The Lipper Financial Services Sector Index, is an equal-weighted performance index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds with this investment objective, and is compiled by Lipper, Inc.  Investors may not invest in the Index directly.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by:

Fox Asset Management LLC

Little Silver, New Jersey

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 28, 2007
Investment Quality Bond Portfolio (Class I)
Inception: 9/1/94 — 2/28/07*	4.98%
Ten Year: 3/1/97 — 2/28/07*	4.82%
Five Year: 3/1/02 — 2/28/07*	3.45%
One Year: 3/1/06 — 2/28/07	4.07%
Six Months: 9/1/06 — 2/28/07	2.34%

PORTFOLIO ADVISOR COMMENTARY

For the six-month period ended February 28, 2007, the fixed income markets generally improved significantly.  Interest rates decreased meaningfully as inflation expectations declined, resulting in a marked improvement in the Portfolio’s return.

Going forward, we anticipate continued economic growth, albeit at a slightly slower rate than seen in the past few years, but not a recession that some have forecast based on the inverted yield curve.  Strength by the consumer (primarily fueled by a continued strong labor market) should be augmented by business investment and government spending, while overseas growth remains robust.

In this environment, we continue to manage the Portfolio with the same consistent, conservative philosophy.  We are reducing the extent of our barbell positioning by investing along the yield curve and we continue to invest in high-quality corporate bonds and inflation-indexed Treasuries.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

Federal National Mortgage, 4.125%, 4/15/2014	12.40%
U.S. Treasury Notes, 4.50%, 11/15/2015	9.68%
U.S. Treasury Notes - TIPS, 1.875%, 7/15/2013	8.41%
Federal National Mortgage, 2.65%, 6/30/2008	5.66%
J.P. Morgan Chase & Co., 3.80%, 10/2/2009	5.03%
Federal National Mortgage, 5.00%, 4/15/2015	4.58%
International Lease Finance Corp., 4.375%,
11/1/09	4.45%
Federal National Mortgage, 5.375%, 8/15/2011	4.16%
U.S. Treasury Notes, 4.875%, 8/15/2016	3.32%
FleetBoston Financial Corp., 6.50%, 3/15/2008	3.28%

                                                                                            *Based on total net assets as of February 28, 2007

                                                                                               Excludes short-term investments.

Portfolio Composition*

The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Investors may not invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by:

Oppenheimer Capital LLC

New York, New York

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 28, 2007
Municipal Bond Portfolio (Class I)
Inception: 9/1/94 — 2/28/07*	4.43%
Ten Year: 3/1/97 — 2/28/07*	4.16%
Five Year: 3/1/02 — 2/28/07*	3.19%
One Year: 3/1/06 — 2/28/07	2.65%
Six Months: 9/1/06 — 2/28/07	1.62%

PORTFOLIO ADVISOR COMMENTARY

Generally, bonds performed well during the six months ended February 28, 2007 as indicators emerged that higher energy prices and weaker home sales would be two main contributing factors to a weakening economy. Generally, longer-term bonds outperformed those with shorter maturities, confirming investors’ confidence that inflation would begin to recede as the economy slowed.

Within this environment, the municipal yield curve flattened even further, but did not invert like the Treasury yield curve. In late February 2007, concerns over difficulties in the subprime mortgage market began to permeate the broader bond market, causing higher risk credits—which had become historically very rich—to lose some of their luster and underperform. Risk premiums, which had collapsed over the past few years, began to increase and may have sparked the beginning of a reassessment of riskier investments. In general, municipal bonds performed roughly in line with Treasury bonds during the six-month reporting period.

In the Saratoga Municipal Bond Portfolio, we continue to hold very high quality bonds with over 80% of the holdings rated AAA as of February 28, 2007.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MUNICIPAL BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets

Alvord, CA Union School District, 5.90%,	6.41%
2/1/2020
Marco Island, Florida Utilities System	5.79%
Revenue, 5.25%, 10/1/2020
Wilmington, NC Water & Sewer System	5.76%
Revenue, 5.00%, 6/1/2023
New Hampshire State Health & Education	5.75%
Facilities, 5.50%, 8/1/2027
Snohomish County WA School District,	5.73%
5.50%, 12/1/2019
MD State Energy Financing Admin., Solid	5.68%
Waste Disposal, 6.30%, 12/1/2010
Texas State University System Revenue,	5.60%
5.375%, 3/15/2017
Philadelphia PA, GO, 4.90%, 9/15/2020	5.53%
Mecklenburg County, NC Series B, 4.50%,	5.52%
2/1/18
NY State Dormitory Authority, New York	4.78%
University, Revenue, 5.75%, 7/1/2013

                                                                                                *Based on total net assets as of February 28, 2007

                                                                                                   Excludes short-term investments.

Portfolio Composition*

The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Investors may not invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by:

Reich & Tang Asset Management, LLC

New York, New York

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class I)
2/28/07	4.12%

Total Aggregate Return for the Period Ended February 28, 2007
U.S. Government Money Market Portfolio (Class I)
Inception: 9/1/94 — 2/28/07*	3.24%
Ten Year: 3/1/97 — 2/28/07*	2.86%
Five Year: 3/1/02 — 2/28/07*	1.45%
One Year: 3/1/06 — 2/28/07	3.96%
Six Months: 9/1/06 — 2/28/07	2.02%

PORTFOLIO ADVISOR COMMENTARY

The Portfolio was invested primarily in U.S. Government Agency notes as of February 28, 2007.

The start of 2007 has revealed itself as a continuation of our most recent quarter end.  The market continues to anxiously await sufficient economic data and Federal Open Market Committee (FOMC) decisions/opinions to conclude whether or not our economy will continue to move in a healthy direction on its own or if it will need assistance from the FOMC.  This uncertainty continues to allow individual economic events/data, such as the indications of a slowdown in the housing market, and commentaries regarding the health of our economy by particular notables, such as former FOMC Chairman Mr. Alan Greenspan and current Chairman Mr. Ben Bernanke, to have momentary influences on our market.  The FOMC has left the Federal Funds Target Rate unchanged at 5.25% and has maintained a bias towards an increase in their target rate.   Just as well, the FOMC has maintained their belief that the greatest danger to the health of our economy is an increase in inflation.  In our view the current short-term rate market has priced in a belief that the FOMC will eventually communicate an opinion that inflationary pressures have balanced and that the there is no need to adjust the Federal Funds Target Rate in the foreseeable future.  In fact, there are some who continue to argue that the economy is on the brink of a period of downturn that will eventually require the FOMC to reduce their target rate within the next six months to a year.

Ultimately we believe the FOMC has little or no reason to raise their target rate in the near future.  The possibility of the FOMC easing within 2007 does exist, but we do not feel there is enough current data to make such a conclusion.  Therefore, we have begun to extend some of our maturities when the value presents itself, and we will continue to be cautious with any of our interest rate predictions and the duration of our purchases in order to try to take advantage of any opportunities in short term interest rates.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

¹

The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*

Annualized performance for periods greater than one year.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 28, 2007

Shares		Value	Shares		Value
	Common Stocks - 97.81%			Home Builders - 2.27%
	Aerospace & Defense - 2.05%		22,900	Centex Corp.	$ 1,061,644
20,650	Honeywell International, Inc.	$ 958,986
				Hotels Restaurants & Leisure - 4.54%
	Banks - 7.94%		19,800	Carnival Corp. +	919,116
9,150	Bank of America Corp.	465,460	12,500	McDonald's Corp.	546,500
30,200	Bank of New York, Inc. (The)	1,226,724	16,300	Royal Caribbean Cruises, Ltd. +	660,639
21,050	Wachovia Corp.	1,165,538			2,126,255
24,700	Wells Fargo & Co. +	857,090
		3,714,812		Insurance - 10.26%
			18,700	American International Group, Inc.	1,254,770
	Beverages - 1.46%		4,200	Fairfax Financial Holdings, Ltd. +	814,464
14,650	Coca-Cola Co. (The)	683,862	16,950	MBIA, Inc. +	1,126,666
			17,650	RenaissanceRe Holdings, Ltd.	905,092
	Capital Markets - 8.14%		7,400	The Hartford Financial Services
37,000	JP Morgan Chase & Co.	1,827,800		Group, Inc.	699,744
13,150	Merrill Lynch & Co., Inc.	1,100,392			4,800,736
11,800	Morgan Stanley +	884,056
		3,812,248		Leisure Products - 2.45%
			50,950	News Corp., Class A	1,147,904
	Conglomerates - 2.80%
37,500	General Electric Co.	1,309,500		Machinery/Instruments - 2.29%
			7,600	Eaton Corp.	615,676
	Commercial Services - 4.41%		5,550	Parker Hannifin Corp.	457,265
11,200	Apollo Group, Inc. * +	529,648			1,072,941
17,050	ChoicePoint, Inc. *	662,904
39,950	H&R Block, Inc.	870,111		Oil & Gas - 7.88%
		2,062,663	19,000	ChevronTexaco Corp.	1,303,590
			21,900	ConocoPhillips	1,432,698
	Communications Equipment - 2.80%		13,250	ExxonMobil Corp.	949,760
50,550	Cisco Systems, Inc. *	1,311,267			3,686,048

	Computers - 2.71%			Pharmaceuticals - 6.70%
55,550	Dell, Inc. *	1,269,317	15,300	Abbott Laboratories	835,686
			67,200	Pfizer, Inc.	1,677,312
	Consumer Finance - 2.81%		12,700	Wyeth	621,284
17,050	Capital One Financial Corp. +	1,314,214			3,134,282

	Diversified Financials - 1.89%
17,550	Citigroup, Inc.	884,520

	Forest Products & Paper - 0.99%
7,750	Temple Inland, Inc.	463,450

	Health Care Products - 5.61%
28,350	Aetna, Inc.	1,255,055
26,300	UnitedHealth Group, Inc.	1,372,860
		2,627,915

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 28, 2007

Shares		Value
	Software - 2.00%
31,050	McAfee, Inc. *	$ 935,226

	Specialty Retail - 3.30%
16,100	Home Depot, Inc.	637,560
32,900	The TJX Cos., Inc. +	904,750
		1,542,310

	Thrifts & Mortgage Finance - 2.83%
34,650	Countrywide Financial Corp.	1,326,402

	Telecommunications - 9.68%
13,450	Alltel Corp.	814,936
32,900	AT&T, Inc.	1,210,720
37,200	Motorola, Inc.	688,944
8,300	NII Holdings, Inc. * +	587,972
39,150	Sprint Nextel Corp.	754,812
12,600	Verizon Communications, Inc.	471,618
		4,529,002

	Total Common Stocks (Cost $39,735,931)	45,775,504

	Short-Term Investments - 2.34%
1,094,964	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 5.10%, 3/1/07
	(Cost $1,094,964)	1,094,964

	Collateral Received for Securities
	Loaned - 16.10%
7,533,547	Bank of New York Institutional Cash
	Reserve Fund, to yield 5.31%, 3/1/07
	(Cost $7,533,547)	7,533,547

TOTAL INVESTMENTS
(Cost $48,364,442) (a)	116.25%	$ 54,404,015

Liabilities in excess of other assets	-16.25%	(7,603,670)

TOTAL NET ASSETS	100.00%	$ 46,800,345

Percentages indicated are based upon total net assets of $46,800,345

* Non -incoming producing security.
+ All or a portion of the security is on loan.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,364,442 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 6,844,741
	Unrealized depreciation:	(805,168.00)
	Net unrealized appreciation:	$ 6,039,573

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 28, 2007

Shares		Value	Shares		Value
	Common Stocks - 99.83%			Semiconductors - 2.77%
	Apparel - 3.59%		34,025	Nvidia Corp. * +	$ 1,054,774
28,925	Coach, Inc. *	$ 1,365,260
				Software - 5.40%
	Biotechnology - 4.16%		26,775	Adobe Systems, Inc. *	1,050,919
18,750	Genentech, Inc. *	1,581,937	9,370	Mastercard, Inc. +	1,004,277
					2,055,196
	Commercial Services - 7.64%
25,680	Alliance Data Systems Corp. * +	1,534,380		Tech Hardware & Equipment - 6.24%
27,525	Monster Worldwide, Inc. * +	1,372,396	51,500	Cisco Systems, Inc. *	1,335,910
		2,906,776	25,750	Qualcomm, Inc.	1,037,210
					2,373,120
	Computers - 15.16%
19,525	Apple Computer, Inc. *	1,652,010		Total Common Stocks (Cost $31,924,340)	37,978,664
20,025	Cognizant Technology Solutions Corp. *	1,806,255
11,980	International Business Machines Corp.	1,114,260		Short-Term Investments - 0.21%
30,875	Network Appliance, Inc. * +	1,193,935	80,854	Milestone Treasury Obligation Portfolio,
		5,766,460		Institutional Class,
				to yield 5.10%, 3/1/07
	Diversified Financials - 17.72%			(Cost $80,854)	80,854
8,800	BlackRock, Inc. +	1,399,552
2,186	Chicago Mercantile Exchange	1,178,538		Collateral Received for Securities
9,325	Goldman Sachs Group, Inc.	1,879,920		Loaned - 24.41%
6,535	IntercontinentalExchange, Inc. *	985,805	9,284,971	Bank of New York Institutional Cash
17,300	Morgan Stanley	1,296,116		Reserve Fund, to yield 5.31%, 3/1/07
		6,739,931		(Cost $9,284,971)	9,284,971

	Internet - 8.64%		TOTAL INVESTMENTS
28,400	Akamai Technologies, Inc. * +	1,464,588	(Cost $41,290,165) (a)	124.44%	$ 47,344,489
4,050	Google, Inc., Class A *	1,820,273
		3,284,861	Liabilities in excess of other assets	-24.44%	(9,308,505)

	Iron/Steel - 3.11%		TOTAL NET ASSETS	100.00%	$ 38,035,984
11,550	Allegheny Technologies, Inc.	1,183,298
			Percentages indicated are based upon total net assets of $38,035,984
	Lodging - 2.69%
11,850	Las Vegas Sands Corp. * +	1,022,418	* Non-income producing securities.
			+ All or a portion of the security is on loan.
	Media - 2.96%
17,450	McGraw-Hill Cos., Inc. (The)	1,127,445	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
			tax purposes is $41,290,165 and differs from market value by net unrealized
	Metal Fabrication - 4.31%		appreciation (depreciation) of securities as follows:
18,025	Precision Castparts Corp.	1,639,734
				Unrealized appreciation:	$ 6,511,191
	Pharmaceuticals - 4.42%			Unrealized depreciation:	(456,867)
23,500	Gilead Sciences, Inc. *	1,681,660		Net unrealized appreciation:	$ 6,054,324

	Real Estate - 4.50%
51,405	CB Richard Ellis Group, Inc. * +	1,712,815

	Retailing - 6.53%
35,485	CVS Corp. +	1,114,584
25,775	Nordstrom, Inc.	1,368,395
		2,482,979

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2007

Shares		Value	Shares		Value
	Common Stocks - 99.98%			Electronics - Semiconductors/
	Aerospace/Defense - 1.94%			Components - 4.35%
4,125	Alliant Techsystems, Inc. * +	$ 357,018	6,250	Arrow Electronics, Inc. *	$ 239,500
			7,125	Avnet, Inc. * +	260,561
	Agriculture - 1.11%		3,450	Mettler Toledo International, Inc. *	297,942
5,925	Archer-Daniels-Midland Co. +	203,701			798,003

	Auto Parts & Equipment - 0.41%			Engineering & Construction - 1.72%
1,325	Autoliv, Inc. +	75,591	6,550	McDermott International, Inc. *	315,710

	Banks - 8.83%			Financial Services - 5.46%
5,775	BOK Financial Corp.	289,500	4,450	Affiliated Managers Group, Inc. * +	505,075
1,950	City National Corp.	140,751	4,050	Federated Investors, Inc.	144,869
4,350	Marshall & Ilsley Corp.	206,755	35,300	Friedman Billings Ramsey Group, Inc. +	239,334
6,925	MB Financial, Inc.	254,770	1,100	Legg Mason, Inc.	113,014
4,450	People's Bank +	197,536			1,002,292
10,650	Synovus Financial Corp.	344,740
2,200	Zions Bancorp	187,836		Foods - 1.60%
		1,621,888	8,050	Hormel Foods Corp.	293,825

	Building Materials - 3.00%			Hand/Machine Tools - 2.58%
16,075	Lennox International, Inc.	551,694	5,625	Black & Decker Corp.	474,019

	Chemicals - 3.35%			Healthcare Products & Services - 5.13%
4,550	FMC Corp.	334,744	4,850	Coventry Health Care, Inc. *	263,937
10,375	Valspar Corp.	281,266	8,625	Lincare Holdings, Inc. *	336,806
		616,010	6,300	Pediatrix Medical Group, Inc. *	340,830
					941,573
	Commercial Services- 5.57%
6,125	Apollo Group, Inc. * +	289,651		Home Furnishings - 1.50%
10,575	Equifax, Inc. +	409,464	3,125	Whirlpool Corp. +	275,656
8,925	RR Donnelley & Sons Co.	322,907
		1,022,022		Household Products/Wares - 0.79%
			3,275	Scotts Miracle-Gro Co. (The) +	144,460
	Distribution/Wholesale - 5.84%
3,300	CDW Corp.	204,864		Insurance Multi-Line - 2.71%
5,650	Watsco, Inc. +	284,591	9,125	HCC Insurance Holdings, Inc.	286,069
5,575	WESCO International, Inc. *	372,020	4,775	Protective Life Corp.	212,058
2,725	WW Grainger, Inc.	210,234			498,127
		1,071,709
				Leisure Time - 1.04%
	Drugs & Pharmaceuticals - 5.83%		3,125	Brunswick Corp. +	102,031
6,250	Barr Pharmaceuticals, Inc. *	331,250	1,350	Harley-Davidson, Inc.	88,965
10,850	Endo Pharmaceuticals Holdings, Inc. *	338,629			190,996
9,650	Omnicare, Inc.	400,861
		1,070,740		Machinery-Diversified - 3.68%
			7,500	Graco, Inc.	303,825
	Electrical Equipment &		6,000	Rockwell Automation, Inc. +	372,540
	Components - 1.52%				676,365
5,575	General Cable Corp. * +	278,471

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2007

Shares		Value	Shares		Value
	Manufacturing - 3.96%
3,775	Parker Hannifin Corp.	$ 311,022		Short-Term Investments - 0.50%
7,000	Pentair, Inc. +	218,540	92,588	Milestone Treasury Obligation Portfolio,
2,950	Teleflex, Inc.	197,414		Institutional Class,
		726,976		to yield 5.10%, 3/1/07
				(Cost $92,588)	$ 92,588
	Office Furnishings - 2.25%
8,275	HNI Corp. +	413,750		Collateral Received for Securities
				Loaned - 20.65%
	Oil & Gas - 7.47%		3,789,999	Bank of New York Institutional Cash
7,275	Denbury Resources, Inc. *	209,811		Reserve Fund, to yield 5.31%, 3/1/07
3,275	Grant Prideco, Inc. *	142,168		(Cost $3,789,999)	3,789,999
4,075	Oil States International, Inc. * +	119,601
10,175	Southwestern Energy Co. *	396,825	TOTAL INVESTMENTS
5,400	Tidewater, Inc.	280,638	(Cost $21,038,253) (a)	121.12%	$ 22,241,238
3,325	Universal Compression Holdings, Inc. *	222,609
		1,371,652	Liabilities in excess other assets	-21.12%	(3,878,578)

	Real Estate - 0.67%		TOTAL NET ASSETS	100.00%	$ 18,362,660
3,675	CB Richard Ellis Group, Inc. *	122,451
			Percentage indicated are based on net assets of $18,362,660
	Retail - 9.73%
11,650	Autonation, Inc. * +	255,834	* Non-income producing securities.
1,475	Autozone, Inc. *	184,803	+ All or a portion of the security is on loan.
3,425	Barnes & Noble, Inc.	140,220
5,625	Bed Bath & Beyond, Inc. *	224,381	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
12,750	Dollar General Corp. +	215,220	tax purposes is $21,038,253 and differs from market value by net unrealized
4,825	Men's Warehouse, Inc.	213,651	appreciation (depreciation) of securities as follows:
11,300	Triarc Cos., Inc.	203,739
10,325	Williams-Sonoma, Inc. +	348,572		Unrealized appreciation:	$ 1,510,001
		1,786,420		Unrealized depreciation:	(307,016)
				Net unrealized appreciation:	$ 1,202,985
	Security Services - 1.75%
14,225	Check Point Software
	Technologies, Ltd. * +	321,201

	Textiles - 2.42%
11,000	Cintas Corp.	444,180

	Transportation - 0.51%
2,100	Landstar System, Inc.	93,849

	Utilities - Electrical - 3.26%
9,450	DPL, Inc. +	285,107
11,850	MDU Resources Group, Inc.	313,195
		598,302

	Total Common Stocks (Cost $17,155,666)	18,358,651

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2007

Shares		Value	Shares		Value
	Common Stocks - 99.46%			Insurance - 5.12%
	Aerospace/Defense - 2.53%		13,700	IPC Holdings, Ltd.	$ 398,122
17,600	K&F Industries Holdings, Inc. * +	$ 432,784	10,800	Protective Life Corp.	479,628
					877,750
	Apparel - 1.52%
10,800	Carter's, Inc. *	259,524		Manufacturing - 8.59%
			8,100	A.O. Smith Corp.	313,227
	Automotive Equipment &		14,200	Albany International Corp., Class A	485,640
	Manufacturing - 1.25%		9,000	Clarcor, Inc.	278,910
2,900	BorgWarner, Inc. +	213,556	5,900	Teleflex, Inc.	394,828
					1,472,605
	Banks - 9.27%
9,100	Boston Private Financial Holdings, Inc. +	262,535		Medical Products - 7.03%
7,100	First Midwest Bancorp, Inc. +	267,102	14,700	Owens & Minor, Inc.	484,659
12,800	Hanmi Financial Corp.	249,984	8,400	PolyMedica Corp.	347,760
7,500	Provident Bankshares Corp. +	257,325	8,200	West Pharmaceutical Services, Inc.	371,132
14,300	UCBH Holdings, Inc. +	272,558			1,203,551
10,300	Umpqua Holdings Corp. +	278,203
		1,587,707		Metal Fabrication/Hardware - 1.46%
			16,800	Mueller Water Products, Inc. +	250,320
	Chemicals - 2.43%
17,800	RPM, Inc.	416,520		Oil & Gas - 9.09%
			6,600	Cimarex Energy Co. +	230,406
	Collectibles - 2.42%		7,200	Lone Star Technologies, Inc. *	342,216
10,500	RC2 Corp. * +	414,960	10,600	Oil States International, Inc. *	311,110
			19,700	Piedmont Natural Gas Co., Inc. +	495,061
	Containers & Packaging - 2.57%		14,800	Pioneer Drilling Co. *	178,488
6,700	AptarGroup, Inc.	440,860			1,557,281

	Cosmetics & Personal Care - 1.68%			REITS - 7.81%
5,400	Chattem, Inc. * +	288,198	24,200	Highland Hospitality Corp. +	397,122
			13,900	Senior Housing Properties Trust	332,766
	Electric - 2.04%		16,000	Strategic Hotels & Resorts, Inc.	336,480
19,500	Pike Electric Corp. * +	349,440	9,600	Sunstone Hotel Investors, Inc. +	272,064
					1,338,432
	Electronic Components - 1.51%
11,800	Technitrol, Inc.	259,482		Restaurants - 3.14%
			13,000	Applebees International, Inc.	332,280
	Energy & Utilities - 1.62%		4,400	CBRL Group, Inc. +	205,304
3,300	Questar Corp. +	277,662			537,584

	Food - 2.25%			Retail - 6.19%
26,600	Chiquita Brands International, Inc. +	385,700	13,600	BJ's Wholesale Club, Inc. *	439,008
			7,800	Claires Stores, Inc. +	250,692
	Food Processing - 1.10%		16,950	Stage Stores, Inc. +	371,714
6,400	Performance Food Group Co. * +	188,608			1,061,414

	Household Products - 8.05%			Semiconductor - 3.64%
10,800	Church & Dwight Co., Inc.	517,860	54,700	ON Semiconductor Corp. * +	537,154
34,100	Prestige Brands Holdings, Inc. *	390,786	2,300	Diodes, Inc. *	86,342
20,100	Tupperware Corp. +	470,541			623,496
		1,379,187

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2007

Shares		Value
	Telecommunications - 0.95%
14,200	Aeroflex, Inc. * +	$ 162,306

	Transportation - 6.21%
7,600	Arkansas Best Corp.	299,972
9,000	Bristow Group, Inc. * +	329,850
11,100	OMI Corp.	247,197
4,300	YRC Worldwide, Inc. * +	186,964
		1,063,983

	Total Common Stocks (Cost $12,738,920)	17,042,910

	Short-Term Investments - 1.06%
182,027	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 5.10%, 3/1/07
	(Cost $182,027)	182,027

	Collateral Received for Securities
	Loaned - 29.63%
5,077,736	Bank of New York Institutional Cash
	Reserve Fund, to yield 5.31%, 3/1/07			-
	(Cost $5,077,736)	5,077,736

TOTAL INVESTMENTS
(Cost $17,998,683) (a)	130.15%	$ 22,302,673

Liabilities in excess of other assets	-30.15%	(5,166,882)

TOTAL NET ASSETS	100.00%	$ 17,135,791

Percentages indicated are based upon total net assets of $17,135,791

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,998,683 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 4,440,152
	Unrealized depreciation:	(136,162)
	Net unrealized appreciation:	$ 4,303,990

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 28, 2007

Shares		Value	Shares				Value
	Common Stocks - 98.01%			ITALY - 3.87%
	AUSTRIA - 3.91%			Banks - 1.99%
	Steel - 3.91%		7,200	Intesa Sanpaulo, ADR *			$ 314,143
33,500	Bóhler-Uddeholm AG, ADR	$ 615,653
				Oil - 1.87%
	BELGIUM - 1.96%		4,800	Eni S.p.A., ADR			293,904
	Banks - 1.96%
7,200	Fortis ADR	309,293		TOTAL ITALY			608,047

	BRAZIL - 2.53%			JAPAN - 20.50%
	Oil & Gas - 2.53%			Automobiles - 4.96%
4,400	Petroleo Brasileiro SA, ADR	397,760	12,050	Honda Motor Co., Ltd., ADR			447,417
			2,500	Toyota Motor Corp., ADR			333,750
	FRANCE - 12.35%						781,167
	Building Materials - 4.42%
18,650	Lafarge SA	696,018		Banking & Finance - 7.29%
			25,450	Mitsubishi UFJ Financial, ADR			310,999
	Commercial Banking - 3.58%		24,000	Nomura Holdings, Inc., ADR			517,440
10,800	BNP Paribas SA, ADR	563,091	3,000	Shizuoka Bank, Ltd., ADR			320,294
							1,148,733
	Computer Software - 1.45%
4,500	Dassault Systemes SA, ADR	228,780		Leisure & Recreation - 1.96%
			49,200	Sega Sammy Holdings, Inc., ADR			307,800
	Insurance - 2.90%
10,700	AXA SA, ADR	456,783		Metal Processing - 2.54%
			4,600	NSK, Ltd., ADR			400,658
	TOTAL FRANCE	1,944,672
				Photo/Office Equipment - 1.85%
	GERMANY - 10.62%		5,400	Canon, Inc., ADR			291,978
	Apparel - 2.01%
12,900	Adidas - Salomon AG, ADR	315,586		Retail - 1.89%
			14,300	Aeon Co., Ltd., ADR			298,105
	Auto Parts & Equipment - 1.46%
1,850	Continental AG	230,202		TOTAL JAPAN			3,228,441

	Banking & Finance - 2.75%			MEXICO - 4.18%
3,300	Deutsche Bank AG	433,323		Building Materials - 2.31%
			10,700	Cemex SA de CV *			363,586
	Diversified Manufacturing - 1.61%
2,400	Siemens AG, ADR	253,536		Media - 1.87%
			10,800	Grupo Televisa SA			294,732
	Electrical Utilities - 2.79%
4,300	RWE Aktiengesellschaf SP, ADR	439,639		TOTAL MEXICO			658,318

	TOTAL GERMANY	1,672,286

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2007

Shares		Value	Shares				Value
	SOUTH KOREA - 2.27%			Short-Term Investments - 1.96%
	Banks- 2.27%		308,269	Milestone Treasury Obligation Portfolio,
4,000	Kookmin Bank *	$ 357,360		Institutional Class,
				to yield 5.10%, 3/1/07
	SWEDEN - 9.50%			(Cost $308,269)		(Cost $0)	$ 308,269
	Banks - 2.76%
12,700	Swedbank AB, ADR	435,306	TOTAL INVESTMENTS
			(Cost $13,220,551) (a)		99.98%		$ 15,743,927
	Metal Processing - 6.74%
32,800	Sandvik AB, ADR	514,212	Assets in excess of other liabilities		0.02%		3,773
29,400	SFK AB, ADR	546,808
		1,061,020	TOTAL NET ASSETS		100.00%		$ 15,747,700

	TOTAL SWEDEN	1,496,326	Percentage indicated are based upon total net assets of $15,747,700

	SWITZERLAND - 11.45%		* Non-incoming producing security.
	Financial Services - 3.52%
8,000	Credit Suisse Group, ADR	554,000	ADR-American Depositary Receipt

	Food & Food Services - 3.07%		(a) Represents cost for financial reporting purposes. Aggregate cost for federal
5,200	Nestle SA, ADR	483,295	tax purposes is $13,220,551 and differs from market value by net unrealized
			appreciation (depreciation) of securities as follows:
	Pharmaceuticals - 4.86%
5,300	Novartis AG, ADR	293,779		Unrealized appreciation:			$ 2,727,233
5,300	Roche Holding AG, ADR	471,757		Unrealized depreciation:			(203,857)
		765,536		Net unrealized appreciation:			$ 2,523,376

	TOTAL SWITZERLAND	1,802,831

	UNITED KINGDOM - 14.89%
	Banks - 2.97%
4,100	Barclays PLC, ADR	239,973
2,600	HSBC Holdings PLC	227,760
		467,733
	Beverages - 1.51%
3,000	Diaego PLC	238,170

	Food & Food Services - 1.66%
10,300	Tesco PLC, ADR	261,602

	Software - 3.47%
27,100	Sage Group PLC, ADR	545,962

	Telecommunications - 5.28%
4,800	BT Group PLC, ADR	278,784
19,800	Vodafone Group PLC	552,420
		831,204

	TOTAL UNITED KINGDOM	2,344,671

	Total Common Stocks (Cost $12,912,282)	15,435,658

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 28, 2007

Shares		Value	Shares			Value
	Common Stocks - 98.34%			Short-Term Investments - 1.08%
	Biotechnology - 17.46%		310,865	Milestone Treasury Obligation Portfolio,
25,700	Amgen, Inc. *	$ 1,651,482		Institutional Class,
98,021	Cell Genesys, Inc. * +	317,588		to yield 5.10%, 3/1/07
11,500	Genentech, Inc. * +	970,255		(Cost $310,865)		$ 310,865
13,000	Genzyme Corp. *	803,400
20,000	Human Genome Sciences, Inc. * +	220,000		Collateral Received for Securities
33,000	MedImmune, Inc. * +	1,053,030		Loaned - 26.56%
		5,015,755	7,627,512	Bank of New York Institutional Cash
				Reserve Fund, to yield 5.31%, 3/1/07
	Healthcare - Equipment			(Cost $7,627,512)		7,627,512
	& Supplies - 35.76%
41,400	Affymetrix, Inc. * +	1,065,222		TOTAL INVESTMENTS
3,000	Applera Corp. - Applied Biosystems	92,640		(Cost $36,111,274) (a)	125.98%	$ 36,179,953
15,000	Charles River Laboratories Int'l., Inc. *	687,750
21,000	Conceptus, Inc. *	394,380		Liabilities in excess of other assets	-25.98%	(7,459,802)
28,000	Invitrogen Corp. * +	1,771,000
37,500	Medtronic, Inc. +	1,888,500		TOTAL NET ASSETS	100.00%	$ 28,720,151
17,400	Quest Diagnostics, Inc. +	887,748
13,000	Stryker Corp. +	806,260
22,000	Techne Corp. * +	1,239,040	Percentages indicated are based on net assets of $28,720,151
26,500	Waters Corp. * +	1,437,890
		10,270,430		* Non-income producing securities.
				+ All or a portion of the security is on loan.
	Healthcare - Providers
	& Service - 5.94%		(a) Represents cost for financial reporting purposes. Aggregate cost for federal
25,500	AmerisourceBergen Corp.	1,343,085	tax purposes is $36,111,274 and differs from market value by net unrealized
9,000	IMS Health, Inc.	259,920	appreciation (depreciation) of securities as follows:
2,000	UnitedHealth Group, Inc.	104,400
		1,707,405		Unrealized appreciation:		$ 2,541,360
				Unrealized depreciation:		(2,472,681)
	Pharmaceuticals - 39.16%			Net unrealized appreciation:		$ 68,679
13,000	AstraZeneca PLC	729,690
53,156	Corcept Therapeutics, Inc. * +	58,471
24,000	Eli Lilly & Co.	1,263,360
4,000	GlaxoSmithKline PLC	224,680
23,000	Johnson & Johnson	1,450,150
44,000	King Pharmaceuticals, Inc. * +	820,600
20,000	Medicis Pharmaceutical Corp., Class A +	727,200
39,000	Mylan Laboratories, Inc. +	825,630
11,500	Novartis, AG *	637,445
62,500	Pfizer, Inc.	1,560,000
60,000	Teva Pharmaceutical Industries, Ltd. +	2,133,600
31,000	Watson Pharmaceuticals, Inc. * +	817,160
		11,247,986

	Total Common Stocks (Cost $28,172,897)	28,241,576

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 28, 2007

Shares			Value	Shares		Value
	Common Stocks - 99.52%				Energy - Alternate Sources - 1.50%
	Advertising - 2.19%			5,940	First Solar, Inc. * +	$ 283,635
2,300	Focus Media Holding, Ltd. *		$ 184,230
3,580	Lamar Advertising Co. *		229,299		Media - 2.68%
			413,529	12,950	Comcast Corp. * +	333,074
				8,500	Time Warner, Inc.	172,975
	Aerospace/Defense - 3.21%					506,049
6,240	Lockheed Martin Corp.		607,027
					Semiconductors - 7.22%
	Consumer Discretionary - 11.59%			4,191	IPG Photonics Corp. *	97,189
2,953	Alliance Data Systems Corp. * +		176,441	4,000	MEMC Electronic Materials, Inc. *	206,280
3,560	Celgene Corp. * +		189,748	7,200	Netlogic Microsystems, Inc. * +	179,568
5,560	Genentech, Inc. *		469,097	38,900	ON Semiconductor Corp. * +	381,998
5,300	Hologic, Inc. * +		291,765	11,700	Silicon Motion Technology Corp. *	244,062
2,760	Intuitive Surgical, Inc. * +		306,636	9,000	Sirf Technology Holdings, Inc. * +	257,310
8,250	Shire Pharmaceuticals, ADR		531,878			1,366,407
5,700	St. Jude Medical, Inc. *		226,005
			2,191,570		Telecommunication Services - 8.31%
				8,890	American Tower Corp. *	344,399
	Electronics - 5.03%			13,300	Arris Group, Inc. *	174,762
4,400	Belden CDT, Inc. +		204,028	8,000	CommScope, Inc. * +	307,760
9,490	Thermo Electron Corp. *		429,612	9,251	NeuStar, Inc., Class A * +	296,032
12,000	Trimble Navigation, Ltd. * +		317,520	6,300	OpNext, Inc. *	106,155
			951,160	18,500	Sonus Networks, Inc. *	142,265
				5,600	Telefonaktiebolaget LM Ericsson	200,256
	Information Technology - 57.79%					1,571,629
14,080	Adobe Systems, Inc. *		552,640
4,660	Akamai Technologies, Inc. * +		240,316		Total Common Stocks (Cost $14,735,932)	18,816,440
10,410	Apple Computer, Inc. *		880,790
22,930	Applied Materials, Inc. * +		425,810		Short-Term Investments - 0.93%
9,600	ASM Lithography Holding N.V.		235,968	175,685	Milestone Treasury Obligation Portfolio,
	(New York Registered Shares) * +				Institutional Class,
6,100	Blue Coat Systems, Inc. * +		197,213		to yield 5.10%, 3/1/07
12,070	Broadcom Corp., Class A * +		411,466		(Cost $175,685)	175,685
33,170	Cisco Systems, Inc. *		860,430
2,330	Cognizant Technology Solutions Corp. *		210,166
8,900	eBay, Inc. *		285,334		Collateral Received for Securities
2,400	Equinix, Inc. * +		198,408		Loaned - 29.16%
3,670	F5 Networks, Inc. *		266,515	5,513,295	Bank of New York Institutional Cash
5,470	Fiserv, Inc. *		289,691		Reserve Fund, to yield 5.31%, 3/1/07
1,920	Google, Inc. *		862,944		(Cost $5,513,295)	5,513,295
14,910	Hewlett-Packard Co.		587,156
11,430	Internap Network Services Corp. * +		215,113
6,950	International Business Machines Corp.		646,420
28,030	Microsoft Corp.		789,605
11,810	Network Appliance, Inc. * +		456,693
5,630	NII Holdings, Inc. * +		398,829
20,320	Oracle Corp. *		333,858
17,960	Qualcomm, Inc.		723,429
1,430	Research In Motion, Ltd. * +		201,072
6,130	RiverBed Technology, Inc. * +		195,118
9,000	Synopsys, Inc. *		230,220
9,100	VeriSign, Inc. * +		230,230
			10,925,434

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
February 28, 2007

TOTAL INVESTMENTS
(Cost $20,424,912) (a)		129.61%	$ 24,505,420

Liabilities in excess of other assets		-29.61%	(5,599,616)

TOTAL NET ASSETS		100.00%	$ 18,905,804

Percentages indicated are based on net assets of $18,905,804

* Non-income producing securities.
+ All or a portion of the security is on loan.

ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,424,912 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 4,263,396
	Unrealized depreciation:		(182,888)
	Net unrealized appreciation:		$ 4,080,508

Schedule of Call Options Written

Contracts			Value
121	Applied Materials, Inc.
	Expiration July 2007, Exercise Price $19.00

	(Proceeds $12,463)		$ 14,520

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 28, 2007

Shares		Value	Shares			Value
	Common Stocks - 91.81%			Oil - Integrated Domestic - 13.02%
	Chemicals - 5.10%		5,600	ChevronTexaco Corp.		$ 384,216
3,000	Air Products and Chemicals, Inc.	$ 224,460	7,328	ConocoPhillips		479,398
5,000	Praxair, Inc.	308,450	7,000	Suncor Energy, Inc.		497,910
		532,910				1,361,524

	Coal - 10.96%			Total Common Stocks (Cost $7,000,955)		9,599,549
20,000	Alpha Natural Resources, Inc. *	288,600
10,000	Consol Energy, Inc.	356,700		Short-Term Investments - 8.59%
12,400	Peabody Energy Corp.	500,960	897,741	Milestone Treasury Obligation Portfolio,
		1,146,260		Institutional Class,
				to yield 5.10%, 3/1/07
	General Contractors - 4.26%			(Cost $897,741)		897,741
15,000	Chicago Bridge & Iron Co.	445,950
			TOTAL INVESTMENTS
	Machinery - Construction & Mining - 8.45%		(Cost $7,898,696) (a)		100.40%	$ 10,497,290
8,850	Bucyrus International, Inc., Class A	450,907
9,750	Joy Global, Inc.	432,315	Liabilities in excess of other assets		-0.40%	(41,762)
		883,222
			TOTAL NET ASSETS		100.00%	$ 10,455,528
	Oil Comp - Exploration & Production - 8.05%
8,000	Anadarko Petroleum Corp.	321,840	Percentages indicated are based on net assets of $10,455,528
3,800	Apache Corp.	260,414
6,000	Newfield Exploration Co. *	259,320	* Non-income producing securities.
		841,574
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	Oil & Gas - Drilling Services - 21.79%		tax purposes is $7,898,696 and differs from market value by net unrealized
8,000	ENSCO International, Inc.	400,880	appreciation (depreciation) of securities as follows:
4,500	GlobalSantaFe Corp.	259,335
8,000	Nabors Industries, Ltd. *	239,680		Unrealized appreciation:		$ 3,023,970
6,200	Noble Corp.	435,364		Unrealized depreciation:		(425,376)
12,000	Pride International, Inc. *	345,600		Net unrealized appreciation:		$ 2,598,594
12,000	Rowan Cos., Inc.	367,560
3,000	Transocean, Inc. *	230,040
		2,278,459

	Oil & Gas - Equipment & Services - 20.18%
11,000	Dril-Quip, Inc. *	424,380
14,000	Halliburton Corp.	432,320
7,000	Lone Star Technologies, Inc. *	332,710
6,000	National Oilwell Varco, Inc. *	417,840
8,000	Schlumberger, Ltd.	502,400
		2,109,650

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 28, 2007

Shares		Value	Shares			Value
	Common Stocks - 96.45%			Real Estate - 2.02%
	Banks - 31.67%		2,255	CB Richard Ellis Group, Inc. *		$ 75,137
2,800	Bank of America Corp.	$ 142,436
4,325	HSBC Holdings PLC	75,520		Total Common Stocks (Cost $3,164,297)		3,582,866
975	M&T Bank Corp.	116,922
1,875	Mellon Financial Corp.	81,431		Short-Term Investments - 3.94%
1,890	PNC Financial Services Group, Inc.	138,555	146,644	Milestone Treasury Obligation Portfolio,
2,725	State Street Corp.	178,514		Institutional Class,
2,225	US Bancorp.	79,344		to yield 5.10%, 3/1/07
2,070	Wachovia Corp.	114,616		(Cost $146,644)		146,644
4,900	Wells Fargo & Co.	170,030
925	Zions Bancorp.	78,977	TOTAL INVESTMENTS
		1,176,345	(Cost $3,310,941) (a)		100.39%	$ 3,729,510

	Diversified Financials - 41.09%		Liabilities in excess of other assets		-0.39%	(14,664)
2,650	American Express Co.	150,706
710	Blackrock, Inc.	112,918	TOTAL NET ASSETS		100.00%	$ 3,714,846
215	Chicago Mercantile Exchange Hldg., Inc.	115,913
2,545	Citigroup, Inc.	128,268	Percentages indicated are based on net assets of $3,714,846
5,325	E*Trade Financial Corp. *	122,954
1,700	Freddie Mac	109,106	* Non-income producing securities.
775	Goldman Sachs Group, Inc.	156,240
2,425	Lazard, Ltd., Class A	124,863	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
2,065	Lehman Brothers Holdings, Inc.	151,365	tax purposes is $3,310,941 and differs from market value by net unrealized
8,175	Man Group, PLC	87,955	appreciation (depreciation) of securities as follows:
1,693	Merrill Lynch & Co., Inc.	141,670
2,675	T. Rowe Price Group, Inc.	124,548		Unrealized appreciation:		$ 477,379
		1,526,506		Unrealized depreciation:		(58,810)
				Net unrealized appreciation:		$ 418,569
	Insurance - 21.67%
2,550	Aflac, Inc.	120,360
875	AMBAC Financial Group, Inc.	76,685
2,402	American International Group, Inc.	161,174
45	Berkshire Hathaway, Inc., Class B *	158,535
3,150	Chubb Corp.	160,808
1,400	Prudential Financial, Inc.	127,316
		804,878

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 28, 2007

Principal		Value	Principal		Value
	U.S. Government			Electric Utilities - 3.69%
	and Agencies - 54.07%		215,000	Baltimore Gas & Electric Co.,
	Federal National Mortgage			6.625%, 3/15/08	$ 217,886
	Association - 29.38%		100,000	Potomac Electric Power Co.,
900,000	2.65%, 6/30/08	$ 873,527		5.875%, 10/15/08	100,895
300,000	3.00%, 8/15/07 +	296,959	249,000	Virginia Electric & Power Co.,
100,000	4.00%, 3/30/07	99,887		7.625%, 7/1/07	250,790
2,000,000	4.125%, 4/15/14	1,913,312			569,571
700,000	5.00%, 4/15/15 +	707,174
642,404	5.375%, 8/15/11	642,416		Financial Services - 25.03%
		4,533,275	350,000	Caterpillar Financial Services,
				3.67%, 10/4/07	346,514
	U.S. Treasury Notes - 16.28%		100,000	Caterpillar Financial Services,
200,000	4.00%, 2/15/14 +	193,609		5.125%, 10/15/07	99,565
1,500,000	4.50%, 11/15/15 +	1,493,907	500,000	Countrywide Home Loans, Inc.,
300,000	5.125%, 5/15/16 +	312,398		4.125%, 9/15/09	487,663
500,000	4.875%, 8/15/16 +	511,602	150,000	General Electric Capital Corp.,
		2,511,516		3.50%, 10/15/08	145,164
			50,000	General Electric Capital Corp.,
	U.S. Treasury Inflation			3.20%, 2/15/09	48,009
	Protection Securities - 8.41%		400,000	Goldman Sachs Group, Inc.,
1,318,416	1.875%, 7/15/13	1,298,073		6.65%, 5/15/09	413,345
			100,000	Hartford Financial Services Group,
	Total U.S. Government			4.70%, 9/1/07	99,656
	and Agencies (Cost $8,270,492)	8,342,864		Household Finance Corp.:
			25,000	6.50%, 4/15/07	25,002
	Corporate Notes and Bonds - 42.17%		85,000	5.85%, 5/15/07	84,961
	Aerospace Defense - 0.89%		50,000	6.00%, 10/15/07	49,996
132,000	Raytheon Co., 6.55%, 3/15/10	137,680	50,000	8.00%, 11/15/07	50,701
			150,000	3.65%, 3/15/08	146,616
	Banks - 3.28%		100,000	HSBC Finance Corp.,
500,000	FleetBoston Financial Corp.,			4.45%, 9/15/08	98,517
	6.50%, 3/15/08	506,201	700,000	International Lease Finance Corp.
				4.375%, 11/1/09	687,371
	Chemicals - 0.64%		800,000	J.P. Morgan Chase & Co.,
100,000	Monsanto Co.,			3.80%, 10/2/09	776,250
	4.00%, 5/15/08	98,583	300,000	John Deere Capital Corp.
				5.40%, 4/7/10	302,007
	Commercial -MBS - 1.31%				3,861,337
200,000	Citigroup Commercial Mortgage Trust
	5.378%, 10/15/49	201,894		Machinery-Construction & Mining - 0.68%
			100,000	Caterpillar, Inc., 6.55%, 5/1/11	105,436
	Cosmetics & Toiletries - 0.98%
150,000	Colgate-Palmolive Co.,			Oil/Gas - 2.05%
	7.84%, 5/15/07	150,682	100,000	Laclede Gas Co., 7.50%, 11/1/07	101,335
			200,000	Ocean Energy, Inc., 7.25%, 10/1/11	215,222
	Diversified Manufacturing - 2.97%				316,557
454,000	Allied-Signal, 6.20%, 2/1/08	457,144
				Telecommunications - 0.65%
			100,000	Verizon Communications, Inc.,
				5.35%, 2/15/11	100,688

				Total Corporate Notes and Bonds
				(Cost $6,529,472)	6,505,773

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2007

Shares		Value
	Short-Term Investments - 2.72%
420,177	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 5.10%, 3/1/07
	(Cost $420,177)	$ 420,177

	Collateral Received for Securities
	Loaned - 21.87%
3,374,316	Bank of New York Institutional Cash
	Reserve Fund, to yield 5.31%, 3/1/07
	(Cost $3,374,316)	3,374,316

TOTAL INVESTMENTS
(Cost $18,594,457) (a)	120.83%	$ 18,643,130

Liabilities in excess of other assets	-20.83%	(3,213,610)

TOTAL NET ASSETS	100.00%	$ 15,429,520

Percentages indicated are based upon total net assets of $15,429,520

+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,594,457 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 109,323
	Unrealized depreciation:	(60,650)
	Net unrealized appreciation:	$ 48,673

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
February 28, 2007

Principal		Value	Principal		Value
	Municipal Bonds - 98.35%			NEW YORK - 8.20%
	CALIFORNIA - 7.27%			General Obligation - 3.42%
	Housing - 0.86%		150,000	City of New York, 5.00%, 8/1/23, FSA	$ 160,302
40,000	State Housing Financing Agency
	Revenue, Single Family Mortgage			Public Facilities - 4.78%
	Purchase Amount, Series A, Class I,		200,000	New York State Dormitory Authority,
	5.30%, 8/1/18, FHA	$ 40,200		New York University, Revenue, Series A
				5.75%, 7/1/13, AMBAC	223,696
	Education - 6.41%			TOTAL NEW YORK	383,998
250,000	Alvord California Union School District,
	Series A, 5.90%, 2/1/20, MBIA	300,092		NORTH CAROLINA - 11.28%
	TOTAL CALIFORNIA	340,292		General Obligation - 5.52%
			250,000	Mecklenburg County, Series B,
	COLORADO - 2.28%			4.50%, 2/1/18	258,343
	Public Facilities - 2.28%
100,000	Denver, CO City & County Excise Tax			Water/Sewer - 5.76%
	Revenue, Convention Center Project,		250,000	Wilmington, NC Water & Sewer System
	5.50%, 9/1/17, FSA	106,802		Revenue, 5.00%, 6/1/23	269,425
				TOTAL NORTH CAROLINA	527,768
	FLORIDA - 5.79%
	General Obligation - 5.79%			NORTH DAKOTA - 2.10%
250,000	Marco Island Utilities System Revenue,			Housing - 2.10%
	5.25%, 10/1/20	270,802	97,000	State Housing Financing Agency Revenue,
				Series C, 5.50%, 7/1/18	98,122
	MARYLAND - 5.68%
	Water/Sewer - 5.68%			OHIO - 2.15%
260,000	State Energy Financing Administration,			Education - 2.15%
	Solid Waste Disposal, LO Revenue,		100,000	Marysville Exempt Village School District,
	6.30%, 12/1/10	265,652		4.375%, 12/1/29, MBIA	100,755

	NEW HAMPSHIRE - 5.75%			PENNSYLVANIA - 5.53%
	Health/Hospital - 5.75%			General Obligation - 5.53%
250,000	State Health & Education Facilities		250,000	Philadelphia, 4.90%, 9/15/20, FSA	258,950
	Authority Revenue, Dartmouth-
	Hitchcock Obligation Group,			SOUTH CAROLINA - 4.06%
	5.50%, 8/1/27, FSA	269,000		Power/Utility - 4.06%
			190,000	Piedmont Municipal Power Agency,
	NEW JERSEY - 4.40%			Unrefunded Portion,
	Water/Sewer - 4.40%			Electric, Series A, 5.00%, 1/1/18, FGIC	190,190
200,000	New Jersey Economic Development
	Authority, Water Facilities, Revenue,			SOUTH DAKOTA - 2.46%
	5.35%, 2/1/38, MBIA	206,004		Power/Utility - 2.46%
			100,000	Heartland Consumers Power District
				Electric, Revenue, 6.00%, 1/1/17, FSA	114,916

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2007

Principal		Value	Shares		Value
	TEXAS - 17.88%			Short-Term Investments - 0.78%
	Education - 5.60%		36,742	Milestone Treasury Obligation Portfolio,
250,000	State University System Revenue,			Institutional Class,
	5.375%, 3/15/17, FSA	$ 262,325		to yield 5.10%, 3/1/07
				(Cost $36,742)	$ 36,742
	Housing - 4.45%
200,000	State Veterans Housing Assistance, GO,		TOTAL INVESTMENTS
	Series B, 5.75%, 12/1/13, FHA	208,404	(Cost $4,539,176) (a)	99.13%	$ 4,640,718

	Water/Sewer - 7.83%		Assets in excess of other liabilities	0.87%	40,023
200,000	Houston, TX Water & Sewer System
	Revenue, 5.50%, 12/1/17	214,750	TOTAL NET ASSETS	100.00%	$ 4,680,741
150,000	State Water Assistance
	Series A, 4.50%, 8/1/22	151,886	Percentages indicated are based upon total net assets of $4,680,741
		366,636
	TOTAL TEXAS	837,365	AMBAC	Insured by AMBAC Indemnity Corporation
			FGIC	Insured by Financial Guaranty Insurance Corporation
	UTAH - 3.45%		FHA	Federal Housing Administration
	Education - 3.45%		FSA	Insured by Federal Security Assurance
150,000	State Board Regents Revenue,		GO	General Obligation
	5.25%, 12/1/14, AMBAC	161,547	LO	Limited Obligation
			MBIA	Insured by Municipal Bond Insurance Association
	WASHINGTON - 5.73%
	Education - 5.73%		(a) Represents cost for financial reporting purposes. Aggregate cost for federal
250,000	Snohomish County School District,		tax purposes is $4,539,176 and differs from market value by net unrealized
	5.50%, 12/1/19, FGIC	268,439	appreciation (depreciation) of securities as follows:

	WISCONSIN - 4.34%			Unrealized appreciation:	$ 101,542
	Health/Hospital - 4.34%			Unrealized depreciation:	-
200,000	State Health & Educational Facilities			Net unrealized appreciation:	$ 101,542
	Authority, Revenue, Waukesha
	Memorial Hospital, Series A,
	5.25%, 8/15/19, AMBAC	203,374

	Total Municipal Bonds (Cost $4,502,434)	4,603,976

	See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 28, 2007

Principal		Value
	U.S. Government Agencies - 76.79%
	Federal Home Loan Bank,
	Discount Notes - 12.91%
$ 1,500,000	To yield 5.21%, 3/9/07	$ 1,498,264
685,000	To yield 5.20%, 5/9/07	678,258
		2,176,522

	Federal Home Loan Mortgage,
	Discount Notes - 24.20%
4,086,000	To yield 5.21%, 3/9/07	4,081,315

	Federal National Mortgage
	Association, Discount Notes - 39.68%
4,303,000	To yield 5.22%, 3/21/07	4,290,665
2,000,000	To yield 5.19%, 4/25/07	1,984,325
421,000	To yield 5.20%, 5/9/07	416,856
		6,691,846

	Total U.S. Government Agencies
	(Cost $12,949,683)	12,949,683

	Repurchase Agreement - 23.47%
3,959,000	Bank of America, 5.30%, due 3/1/07 with
	a maturity value of $3,959,583 (Fully
	collateralized by U.S. government
	agencies and obligations)
	(Cost $3,959,000)	3,959,000

TOTAL INVESTMENTS
(Cost $16,908,683)	100.26%	$ 16,908,683

Liabilities in excess of other assets	-0.26%	(44,233)

TOTAL NET ASSETS	100.00%	$ 16,864,450

Percentages indicated are based upon total net assets of $16,864,450

	See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

February 28, 2007

	Large	Large
	Capitalization	Capitalization	Mid	Small	International	Health &
	Value	Growth	Capitalization	Capitalization	Equity	Biotechnology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$ 48,364,442	$ 41,290,165	$ 21,038,253	$ 17,998,683	$ 13,220,551	$ 36,111,274
Investments, at value	$ 54,404,015	$ 47,344,489	$ 22,241,238	$ 22,302,673	$ 15,743,927	$ 36,179,953
Receivable for securities sold	423,748	1,087,745	168,185	91,708	-	219,785
Interest and dividends receivable	116,805	13,882	47,270	6,442	39,184	105,212
Receivable for fund shares sold	7,152	7,636	921	9,406	1,388	660
Prepaid expenses and other assets	21,310	27,825	19,919	18,869	22,210	30,938
Total Assets	54,973,030	48,481,577	22,477,533	22,429,098	15,806,709	36,536,548

Liabilities:
Securities lending collateral	7,533,547	9,284,971	3,789,999	5,077,736	-	7,627,512
Payable for securities purchased	485,010	964,892	197,788	68,459	-	-
Payable for fund shares redeemed	69,139	60,867	16,875	105,338	15,287	13,432
Payable to manager	24,407	20,089	10,892	8,870	9,454	28,962
Fund accounting fees payable	8,399	3,794	7,193	2,733	2,330	19,158
Transfer agent fees payable	8,129	6,758	1,951	567	1,410	-
Administration fees payable	6,856	11,101	7,795	2,358	-	11,100
Custody fees payable	6,000	19,733	-	4,012	6,156	8,257
Payable for distribution (12b-1) fees	923	3,864	3,382	701	799	7,599
Compliance officer fees payable	720	1,659	5,931	675	-	3,799
Accrued expenses and other liabilities	29,555	67,865	73,067	21,858	23,573	96,578
Total Liabilities	8,172,685	10,445,593	4,114,873	5,293,307	59,009	7,816,397

Net Assets	$ 46,800,345	$ 38,035,984	$ 18,362,660	$ 17,135,791	$ 15,747,700	$ 28,720,151

Net Assets:
Par value of shares of beneficial interest	$ 21,543	$ 24,689	$ 18,720	$ 14,871	$ 11,273	$ 20,890
Paid in capital	42,096,412	48,298,585	18,158,369	11,480,826	17,684,892	146,318,908
Undistributed net investment income (loss)	126,509	(241,796)	(39,733)	24,468	(53,350)	(295,747)
Accumulated net realized gain
(loss) on investments	(1,483,692)	(16,099,818)	(977,681)	1,311,636	(4,418,491)	(117,392,846)
Net unrealized appreciation
(depreciation) on investments	6,039,573	6,054,324	1,202,985	4,303,990	2,523,376	68,946
Net Assets	$ 46,800,345	$ 38,035,984	$ 18,362,660	$ 17,135,791	$ 15,747,700	$ 28,720,151

Net Asset Value Per Share
Class I
Net Assets	$ 43,097,717	$ 35,939,598	$ 11,831,197	$ 16,210,658	$ 14,838,260	$ 2,121,806
Shares of beneficial interest outstanding	1,969,603	2,318,970	1,185,569	1,388,405	1,056,902	148,314
Net asset value/offering price (a)	$ 21.88	$ 15.50	$ 9.98	$ 11.68	$ 14.04	$ 14.31

Class A
Net Assets	$ 34,715	$ 20,166	$ 3,641,577	$ 4,085	$ 9,814	$ 9,617,404
Shares of beneficial interest outstanding	1,592	1,306	374,694	351	696	680,582
Net asset value (a)	$ 21.81	$ 15.44	$ 9.72	$ 11.62	$ 14.10	$ 14.13
Offering price per share	$ 23.14	$ 16.38	$ 10.31	$ 12.33	$ 14.96	$ 14.99
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 1,764,716	$ 210,945	$ 1,981,704	$ 259,565	$ 189,807	$ 13,330,562
Shares of beneficial interest outstanding	86,650	14,784	212,464	25,500	14,473	988,750
Net asset value/offering price (b)	$ 20.37	$ 14.27	$ 9.33	$ 10.18	$ 13.11	$ 13.48

Class C
Net Assets	$ 1,903,197	$ 1,865,275	$ 908,182	$ 661,483	$ 709,819	$ 3,650,379
Shares of beneficial interest outstanding	93,476	130,433	97,605	64,734	54,282	270,516
Net asset value/offering price (b)	$ 20.36	$ 14.30	$ 9.30	$ 10.22	$ 13.08	$ 13.49

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

February 28, 2007

				Investment		U.S.
	Technology &	Energy & Basic	Financial	Quality	Municipal	Government
	Communications	Materials	Services	Bond	Bond	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$ 20,424,912	$ 7,898,696	$ 3,310,941	$ 18,594,457	$ 4,539,176	$ 16,908,683
Investments, at value	$ 24,505,420	$ 10,497,290	$ 3,729,510	$ 18,643,130	$ 4,640,718	$ 16,908,683
Receivable for securities sold	224,766	-	-	-	-	-
Interest and dividends receivable	11,795	13,101	6,977	198,848	51,007	583
Receivable for fund shares sold	3,630	176	259	939	38	310
Prepaid expenses and other assets	17,830	15,414	12,467	10,350	3,436	14,907
Total Assets	24,763,441	10,525,981	3,749,213	18,853,267	4,695,199	16,924,483

Liabilities:
Securities lending collateral	5,513,295	-	-	3,374,316	-	-
Payable for securities purchased	180,404	-	-	-	-	-
Payable for fund shares redeemed	34,617	31,314	-	4,262	633	21,192
Custody fees payable	30,471	7,160	16,784	5,334	2,099	3,403
Payable to manager	18,099	10,096	179	5,445	1,403	5,501
Call options written, at value (proceeds $12,463)	14,520	-	-	-	-	-
Payable for distribution (12b-1) fees	12,624	3,833	1,014	-	213	-
Administration fees payable	9,420	6,689	4,783	-	1,212	7,596
Fund accounting fees payable	7,077	427	1,025	4,057	-	4,465
Compliance officer fees payable	1,902	17	-	1,967	101	-
Transfer agent fees payable	-	3,534	3,601	4,886	547	3,069
Dividends payable	-	-	-	905	859	1,709
Accrued expenses and other liabilities	35,208	7,383	6,981	22,575	7,391	13,098
Total Liabilities	5,857,637	70,453	34,367	3,423,747	14,458	60,033

Net Assets	$ 18,905,804	$ 10,455,528	$ 3,714,846	$ 15,429,520	$ 4,680,741	$ 16,864,450

Net Assets:
Par value of shares of beneficial interest	$ 23,958	$ 3,688	$ 2,939	$ 15,766	$ 4,586	$ 168,480
Paid in capital	274,549,593	6,888,199	3,154,729	15,414,037	4,555,736	16,696,721
Undistributed net investment income (loss)	(246,842)	(93,443)	(17,690)	-	-	-
Accumulated net realized gain
(loss) on investments and options written	(259,499,356)	1,058,529	156,925	(48,956)	18,877	(751)
Net unrealized appreciation
(depreciation) on investments and options	4,078,451	2,598,555	417,943	48,673	101,542	-
Net Assets	$ 18,905,804	$ 10,455,528	$ 3,714,846	$ 15,429,520	$ 4,680,741	$ 16,864,450

Net Asset Value Per Share
Class I
Net Assets	$ 2,151,282	$ 2,726,507	$ 1,843,313	$ 14,590,030	$ 4,245,089	$ 16,196,555
Shares of beneficial interest outstanding	261,213	93,290	142,543	1,494,653	417,035	16,211,271
Net asset value/offering price (a)	$ 8.24	$ 29.23	$ 12.93	$ 9.76	$ 10.18	$ 1.00

Class A
Net Assets	$ 8,454,604	$ 4,576,074	$ 947,611	$ 13,733	$ 10	$ 23,170
Shares of beneficial interest outstanding	1,042,212	159,194	74,777	1,406	1	23,171
Net asset value per share (a)	$ 8.11	$ 28.75	$ 12.67	$ 9.77	$ 10.18	$ 1.00
Offering price per share	$ 8.60	$ 30.50	$ 13.44	$ 10.37	$ 10.80	N/A
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 7,572,885	$ 2,967,829	$ 821,625	$ 41,437	$ 118,820	$ 145,713
Shares of beneficial interest outstanding	993,682	108,489	68,103	4,242	11,640	145,124
Net asset value/offering price (b)	$ 7.62	$ 27.36	$ 12.06	$ 9.77	$ 10.21	$ 1.00

Class C
Net Assets	$ 727,033	$ 185,118	$ 102,297	$ 784,320	$ 316,822	$ 499,012
Shares of beneficial interest outstanding	94,790	6,758	8,486	80,254	31,073	498,493
Net asset value/offering price (b)	$ 7.67	$ 27.39	$ 12.05	$ 9.77	$ 10.20	$ 1.00

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended February 28, 2007

	Large	Large
	Capitalization	Capitalization	Mid	Small	International	Health &
	Value	Growth	Capitalization	Capitalization	Equity	Biotechnology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 29,427	$ 9,748	$ 10,305	$ 8,287	$ 9,639	$ 10,665
Dividend income	449,834	64,036	113,226	118,828	76,230	124,650
Securities lending income	52,124	2,226	1,651	4,634	-	5,640
Other Income	-	4,680	4,380	1,467	2,947	8,225
Less: Foreign withholding taxes	-	-	(74)	-	(4,509)	(3,615)
Total Investment Income	531,385	80,690	129,488	133,216	84,307	145,565

Operating Expenses:
Management fees	156,339	126,964	67,606	56,113	58,017	193,540
Distribution (12b-1) fees:
Class A Shares	27	27	7,236	6	17	19,844
Class B Shares	10,672	1,464	10,400	1,604	943	73,384
Class C Shares	9,868	9,605	4,660	3,372	3,377	20,238
Transfer agent fees	51,931	39,066	18,028	18,002	16,943	30,966
Administration fees	29,350	31,305	14,312	10,399	9,207	23,724
Fund accounting fees	24,052	19,533	9,014	10,104	10,201	15,483
Professional fees	21,204	45,770	21,718	2,963	27,152	36,676
Registration fees	18,100	-	3,620	-	-	-
Printing and postage expense	15,331	10,156	3,881	-	-	11,977
Custodian fees	3,749	14,511	-	-	4,882	275
Compliance officer fees	2,203	5,347	3,005	-	898	-
Miscellaneous expenses	14,300	18,738	5,741	6,185	5,332	15,205
Total Operating Expenses	357,126	322,486	169,221	108,748	136,969	441,312
Less: Expenses waived and / or
reimbursed	-	-	-	-	-	-
Net Operating Expenses	357,126	322,486	169,221	108,748	136,969	441,312

Net Investment Income (Loss)	174,259	(241,796)	(39,733)	24,468	(52,662)	(295,747)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	2,190,618	312,119	771,459	1,982,523	854,457	1,775,900
Foreign currency transactions	-	-	-	-	-	-
Net realized gain (loss)	2,190,618	312,119	771,459	1,982,523	854,457	1,775,900

Net change in unrealized appreciation
(depreciation) from Investments	1,885,840	4,378,625	1,638,486	(511,608)	481,544	520,067
Net Realized and Unrealized
Gain (Loss) on Investments	4,076,458	4,690,744	2,409,945	1,470,915	1,336,001	2,295,967

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 4,250,717	$ 4,448,948	$ 2,370,212	$ 1,495,383	$ 1,283,339	$ 2,000,220

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Six Months Ended February 28, 2007

				Investment		U.S.
	Technology &	Energy &	Financial	Quality	Municipal	Government
	Communications	Basic Materials	Services	Bond	Bond	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 7,542	$ 16,628	$ 2,321	$ 338,559	$ 120,827	$ 485,904
Dividend income	29,036	45,410	31,123	-	-	-
Securities lending income	8,758	-	-	2,518	-	-
Less: Foreign withholding taxes	-	(253)	-	-	-	-
Total Investment Income	45,336	61,785	33,444	341,077	120,827	485,904

Operating Expenses:
Management fees	124,962	70,548	23,938	42,554	14,491	43,528
Distribution (12b-1) fees:
Class A Shares	18,049	9,204	2,093	18	2	33
Class B Shares	40,159	15,799	4,365	247	586	918
Class C Shares	3,876	1,001	581	4,714	1,562	2,922
Custodian fees	24,681	3,551	17,097	-	-	-
Transfer agent fees	19,994	13,789	6,038	15,474	5,269	18,328
Professional fees	16,047	9,860	489	17,137	1,021	9,477
Administration fees	15,883	10,795	4,858	7,737	4,843	16,817
Registration fees	12,670	6,788	5,430	11,765	9,955	13,575
Fund accounting fees	9,997	5,644	1,915	7,737	2,635	9,164
Printing and postage expense	-	2,735	2,123	4,355	-	-
Compliance officer fees	-	1,846	-	-	-	-
Miscellaneous expenses	9,781	3,668	5,927	8,163	3,312	7,973
Total Operating Expenses	296,099	155,228	74,854	119,901	43,676	122,735
Less: Expenses waived and / or
reimbursed	(3,921)	-	(23,720)	(6,594)	(4,617)	(8,159)
Net Operating Expenses	292,178	155,228	51,134	113,307	39,059	114,576

Net Investment Income (Loss)	(246,842)	(93,443)	(17,690)	227,770	81,768	371,328

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	2,265,817	1,062,078	352,657	(2,866)	19,300	-
Options written	11,210	-	-	-	-	-
Foreign currency transactions	-	-	610	-	-	-
Net realized gain (loss)	2,277,027	1,062,078	353,267	(2,866)	19,300	-

Net change in unrealized appreciation
(depreciation) from Investments	(90,415)	(937,720)	93,690	138,434	(20,807)	-
Net Realized and Unrealized
Gain (Loss) on Investments	2,186,612	124,358	446,957	135,568	(1,507)	-

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 1,939,770	$ 30,915	$ 429,267	$ 363,338	$ 80,261	$ 371,328

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	February 28, 2007	Year Ended	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006
Operations:
Net investment income (loss)	$ 174,259	$ 210,534	$ (241,796)	$ (468,865)	$ (39,733)	$ (292,504)
Net realized gain (loss) on investments	2,190,618	4,978,070	312,119	3,019,448	771,459	5,237,704
Net change in unrealized appreciation
(depreciation) on investments	1,885,840	(648,775)	4,378,625	(3,913,529)	1,638,486	(5,285,961)
Net increase (decrease) in net assets
resulting from operations	4,250,717	4,539,829	4,448,948	(1,362,946)	2,370,212	(340,761)

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	-	-	(2,431,957)	(1,272,187)
Class A	-	-	-	-	(773,514)	(3,613,622)
Class B	-	-	-	-	(465,082)	(417,913)
Class C	-	-	-	-	(209,097)	(132,024)
Net Investment Income:
Class I	(234,580)	(44,381)	-	-	-	-
Class A	(48)	-	-	-	-	-
Class B	(5,849)	-	-	-	-	-
Class C	(5,480)	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(245,957)	(44,381)	-	-	(3,879,650)	(5,435,746)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	2,634,332	5,929,863	2,983,545	8,719,907	1,671,628	3,856,344
Class A	33,412	2,884	13,685	11,805	35,908	96,778
Class B	82,475	25,508	28	83,033	16,096	45,162
Class C	65,819	266,132	113,344	869,517	39,629	133,766
Reinvestment of dividends
and distributions
Class I	227,133	43,187	-	-	2,411,347	1,258,845
Class A	14	-	-	-	725,466	621,633
Class B	5,555	-	-	-	442,524	394,806
Class C	5,387	-	-	-	208,253	131,054
Redemption fee proceeds
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(5,572,656)	(10,124,772)	(5,361,478)	(10,889,239)	(1,798,288)	(1,876,146)
Class A	(1,488)	-	-	(5,143)	(488,879)	(18,560,487)
Class B	(613,530)	(1,000,934)	(140,460)	(183,274)	(349,074)	(1,001,833)
Class C	(242,725)	(556,588)	(275,975)	(1,147,402)	(151,079)	(143,724)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(3,376,272)	(5,414,720)	(2,667,311)	(2,540,796)	2,763,531	(15,043,802)

Total Increase (Decrease) in Net Assets	628,488	(919,272)	1,781,637	(3,903,742)	1,254,093	(20,820,309)

Net Assets:
Beginning of period	46,171,857	47,091,129	36,254,347	40,158,089	17,108,567	37,928,876
End of period*	$ 46,800,345	$ 46,171,857	$ 38,035,984	$ 36,254,347	$ 18,362,660	$ 17,108,567
* Includes undistributed net investment
income (loss) at end of period	$ 126,509	$ 198,207	$ (241,796)	$ -	$ (39,733)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	February 28, 2007	Year Ended	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006
Operations:
Net investment income (loss)	$ 24,468	$ (106,461)	$ (52,662)	$ 32,505	$ (295,747)	$ (939,009)
Net realized gain (loss) on investments	1,982,523	2,544,739	854,457	1,649,459	1,775,900	(794,076)
Net change in unrealized appreciation
(depreciation) on investments	(511,608)	(1,252,689)	481,544	817,147	520,067	(1,358,478)
Net increase (decrease) in net assets
resulting from operations	1,495,383	1,185,589	1,283,339	2,499,111	2,000,220	(3,091,563)

Distributions to Shareholders:
Net Realized Gains:
Class I	(2,988,700)	(3,711,951)	-	-	-	-
Class A	(571)	-	-	-	-	-
Class B	(61,076)	(96,357)	-	-	-	-
Class C	(136,979)	(182,393)	-	-	-	-
Net Investment Income:
Class I	-	-	(32,923)	(65,851)	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(3,187,326)	(3,990,701)	(32,923)	(65,851)	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	931,640	1,877,015	2,279,825	3,448,660	349,742	1,588,948
Class A	6,529	2,878	11,028	7,358	725,642	74,790
Class B	16,200	25,026	72,606	7,149	11,090	83,174
Class C	32,944	72,485	139,436	123,896	34,891	59,875
Reinvestment of dividends
and distributions
Class I	2,918,500	3,660,898	32,378	62,999	-	-
Class A	571	-	-	-	-	-
Class B	55,549	88,649	-	-	-	-
Class C	125,252	173,097	-	-	-	-
Redemption fee proceeds
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(2,237,609)	(4,332,419)	(2,163,447)	(2,646,866)	(628,668)	(668,381)
Class A	(5,647)	-	(9,786)	-	(1,832,881)	(4,236,079)
Class B	(142,687)	(108,874)	(49,243)	(35,594)	(3,141,128)	(6,643,913)
Class C	(95,374)	(226,522)	(126,938)	(179,138)	(907,364)	(2,219,365)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	1,605,868	1,232,233	185,859	788,464	(5,388,676)	(11,960,951)

Total Increase (Decrease) in Net Assets	(86,075)	(1,572,879)	1,436,275	3,221,724	(3,388,456)	(15,052,514)

Net Assets:
Beginning of period	17,221,866	18,794,745	14,311,425	11,089,701	32,108,607	47,161,121
End of period*	$ 17,135,791	$ 17,221,866	$ 15,747,700	$ 14,311,425	$ 28,720,151	$ 32,108,607
* Includes undistributed net investment
income (loss) at end of period	$ 24,468	$ -	$ (53,350)	$ 32,235	$ (295,747)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	February 28, 2007	Year Ended	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006
Operations:
Net investment income (loss)	$ (246,842)	$ (591,337)	$ (93,443)	$ (184,552)	$ (17,690)	$ (7,430)
Net realized gain (loss) on investments	2,277,027	4,151,585	1,062,078	589,440	353,267	420,470
Net change in unrealized appreciation
(depreciation) on investments	(90,415)	(3,680,044)	(937,720)	325,197	93,690	20,091
Net increase (decrease) in net assets
resulting from operations	1,939,770	(119,796)	30,915	730,085	429,267	433,131

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	(99,840)	(28,213)	(280,541)	(74,221)
Class A	-	-	(141,718)	(43,803)	(149,886)	(70,937)
Class B	-	-	(103,451)	(53,263)	(132,903)	(73,570)
Class C	-	-	(6,514)	(1,669)	(19,017)	(7,697)
Net Investment Income:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	(351,523)	(126,948)	(582,347)	(226,425)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	309,572	934,404	466,046	2,283,388	443,582	664,111
Class A	63,533	96,450	552,281	3,294,936	31,336	27,011
Class B	9,647	21,346	8,371	348,059	4,954	11,625
Class C	10,306	34,134	11,239	138,752	3,188	41,179
Reinvestment of dividends
and distributions
Class I	-	-	99,064	28,020	273,713	73,331
Class A	-	-	127,776	39,739	136,053	62,856
Class B	-	-	93,851	48,669	130,394	69,486
Class C	-	-	5,774	1,531	19,017	7,697
Redemption fee proceeds
Class I	-	-	690	-	-	-
Class A	-	-	1,001	-	-	-
Class B	-	-	718	-	-	-
Class C	-	-	44	-	-	-
Cost of shares redeemed
Class I	(276,906)	(402,440)	(1,436,569)	(793,390)	(265,003)	(345,598)
Class A	(1,462,149)	(2,921,675)	(1,216,361)	(1,038,210)	(235,838)	(188,342)
Class B	(1,304,585)	(2,824,405)	(550,524)	(1,129,384)	(173,770)	(398,345)
Class C	(133,236)	(220,992)	(48,769)	(22,054)	(31,359)	(49,283)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(2,783,818)	(5,283,178)	(1,885,368)	3,200,056	336,267	(24,272)

Total Increase (Decrease) in Net Assets	(844,048)	(5,402,974)	(2,205,976)	3,803,193	183,187	182,434

Net Assets:
Beginning of period	19,749,852	25,152,826	12,661,504	8,858,311	3,531,659	3,349,225
End of period*	$ 18,905,804	$ 19,749,852	$ 10,455,528	$ 12,661,504	$ 3,714,846	$ 3,531,659
* Includes undistributed net investment
income (loss) at end of period	$ (246,842)	$ -	$ (93,443)	$ -	$ (17,690)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	February 28, 2007	Year Ended	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006
Operations:
Net investment income (loss)	$ 227,770	$ 434,628	$ 81,768	$ 176,849	$ 371,328	$ 603,350
Net realized gain (loss) on investments	(2,866)	(46,090)	19,300	8,978	-	-
Net change in unrealized appreciation
(depreciation) on investments	138,434	(207,701)	(20,807)	(127,526)	-	-
Net increase (decrease) in net assets
resulting from operations	363,338	180,837	80,261	58,301	371,328	603,350

Distributions to Shareholders:
Net Realized Gains:
Class I	-	(78,353)	(6,549)	(14,551)	-	-
Class A	-	-	-	-	-	-
Class B	-	(440)	(157)	(182)	-	-
Class C	-	(6,185)	(417)	(857)	-	-
Net Investment Income:
Class I	(217,729)	(411,039)	(77,056)	(168,034)	(355,458)	(577,846)
Class A	(103)	-	(17)	-	(310)	-
Class B	(495)	(1,445)	(1,281)	(2,170)	(3,721)	(6,542)
Class C	(9,443)	(22,144)	(3,418)	(6,645)	(11,839)	(18,962)
Total Dividends and Distributions
to Shareholders	(227,770)	(519,606)	(88,895)	(192,439)	(371,328)	(603,350)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	2,237,567	4,194,011	462,391	804,963	5,838,963	9,599,377
Class A	13,563	10	-	10	23,160	1,353
Class B	10	4,648	822	48,742	2,522	74,167
Class C	34,347	192,624	690	27,944	131,315	217,113
Reinvestment of dividends
and distributions
Class I	212,928	476,294	78,874	171,522	347,454	558,064
Class A	12	-	-	-	1	1
Class B	389	1,605	758	1,352	3,573	6,312
Class C	9,358	28,105	3,834	7,187	11,841	19,014
Redemption fee proceeds
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(1,821,910)	(4,693,888)	(1,136,773)	(2,040,164)	(7,328,419)	(10,922,900)
Class A	-	-	-	-	-	(1,344)
Class B	(13,540)	(26,959)	-	-	(53,961)	(91,957)
Class C	(283,012)	(378,950)	(570)	(44,324)	(218,796)	(303,626)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	389,712	(202,500)	(589,974)	(1,022,768)	(1,242,347)	(844,426)

Contributions of Capital From Manager	-	-	-	-	-	54,000

Total Increase (Decrease) in Net Assets	525,280	(541,269)	(598,608)	(1,156,906)	(1,242,347)	(790,426)

Net Assets:
Beginning of period	14,904,240	15,445,509	5,279,349	6,436,255	18,106,797	18,897,223
End of period*	$ 15,429,520	$ 14,904,240	$ 4,680,741	$ 5,279,349	$ 16,864,450	$ 18,106,797
* Includes undistributed net investment
income (loss) at end of period	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2007 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on September 2, 1994.  The Trust consists of twelve portfolios: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio and the U.S. Government Money Market Portfolio (collectively, the “Portfolios”).  Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. Each of the Portfolios is provided with the discretionary advisory services of an investment adviser identified, retained, supervised and compensated by the Manager.  The following serve as advisers (the “Advisers”) to their respective Portfolio(s): Oppenheimer Capital, LLC serves as Adviser to the Large Capitalization Value, Municipal Bond and International Equity; Loomis, Sayles & Co., L.P. serves as Adviser to Large Capitalization Growth and Financial Services; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization effective April 17, 2006 (formerly advised by Caterpillar Investment Management, Ltd.); Integrity Money Management Inc. serves as Advisor to Energy & Basic Materials effective April 17, 2006 (formerly advised by Caterpillar Investment Management, Ltd.); Fox Asset Management, LLC serves as Adviser to Small Capitalization and Investment Quality Bond; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology; Columbus Circle Investors serves as Adviser to Technology & Communications; and Reich & Tang Asset Management LLC serves as Adviser to U.S. Government Money Market.  Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.   Aquarius Fund Distributors, LLC (the “Distributor”) is the Trust’s Distributor, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

    The Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio and the Financial Services Portfolio are non-diversified portfolios.   The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio and the U.S. Government Money Market Portfolio are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital

     Currently, each Portfolio offers Class A, Class B, Class C and Class I shares (the Trust has suspended sales of Class B shares with certain exceptions).   Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios, excluding the U.S. Government Money Market Portfolio, charge a 2% fee on the value of shares that are redeemed within 30 days of purchase.   Such fees are paid directly to the Portfolio from which the redemption is made.   Please see the Trust’s prospectus for additional details.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

(a) Valuation of Investments

     Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.   Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of may which include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.   The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 28, 2007 (Unaudited) (Continued)

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

(b) Federal Income Tax

     It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.

     Capital loss carry forwards, as of each Portfolio’s most recent tax year-end, available to offset future capital gains, if any, are as follows:

Portfolio	2009	2010	2011	2012	2014	Total
Large Capitalization Value	$ ---	$ 3,568,799	$ ---	$ ---	$ ---	$ 3,568,799
Large Capitalization Growth	---	1,834,328	14,577,320	---	---	16,411,648
Mid Capitalization	---	---	---	---	---	---
Small Capitalization	---	---	---	---	---	---
International Equity	---	1,634,786	3,633,064	---	---	5,267,850
Health & Biotechnology	26,934,229	45,692,720	43,129,921	---	677,231	116,434,101
Technology & Communications	234,527,931	24,467,569	771,148	---	---	259,766,648
Energy & Basic Materials	---	---	---	---	---	---
Financial Services	---	---	---	---	---	---
Investment Quality Bond	---	---	---	---	---	---
Municipal Bond	---	---	---	---	---	---
U.S. Government Money Market	---	---	---	751	---	751

     On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years as of the effective date.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of any portfolio.

      (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     As a result of capital loss carry forward limitations, net operating losses, unrealized appreciation (depreciation) from acquired funds and other reclassifications as of the Portfolios’ most recent tax year-ends, paid in capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments and foreign currency transactions were adjusted as follows:

Portfolio	Increase (Decrease) in Paid in Capital	Increase (Decrease) in Undistributed Net Investment Income (Loss)	Increase (Decrease) in Accumulated Net Realized Gain (Loss) & Investments and Foreign Currency Transactions	Increase (Decrease) in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions
Large Capitalization Value	$ 64	$ ---	$ (64)	$ ---
Large Capitalization Growth	(468,865)	468,865	---	---
Mid Capitalization	(78,800)	292,504	(213,704)	---
Small Capitalization	(48,552)	106,461	(57,909)	---
International Equity	(16,651)	---	16,651	---
Health & Biotechnology	(1,100,447)	939,009	161,438	---
Technology & Communications	(591,337)	591,337	---	---
Energy & Basic Materials	(190,264)	184,552	5,712	---
Financial Services	56,323	23,045	(79,368)	---
Investment Quality Bond	(12,329)	38,627	(26,298)	---
Municipal Bond	(7,693)	15,590	(7,897)	---
U.S. Government Money Market	---	---	---	---

Net assets were unaffected by the above reclassifications.

NOTES TO FINANCIAL STATEMENTS

    Six Months Ended February 28, 2007 (Unaudited) (Continued)

(d) Dividends and Distributions

     The following table summarizes each Portfolio’s dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communications	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Daily – paid monthly	Annually
Municipal Bond	Daily – paid monthly	Annually
U.S. Government Money Market	Daily – paid monthly	Annually

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f) Repurchase Agreements

     The Trust, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price.  The Manager is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price.  In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds toward satisfaction of the obligation.

(g) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.   Actual results could differ from those estimates.

     The accounting records are maintained in U.S. dollars.   All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded.    In addition, certain of the Portfolios may enter into forward foreign currency contracts.   These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.   Realized gains or losses are recognized when contracts are settled.

2.

MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio's average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; and 0.475% for U.S. Government Money Market.

     For the six months ended February 28, 2007, the Manager waived $3,921 for Technology & Communications, $23,720 for Financial Services, $6,594 for Investment Quality Bond, $4,617 for Municipal Bond, and $4,286 for U.S. Government Money Market.

(b) Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

GFS also provides certain custody administration services enumerated in the Trust’s Custody Agreement with Bank of New York.  Under the Custody Agreement, the Trust pays an asset-based custody fee in decreasing amounts as Trust assets reach certain breakpoints, as well as certain transaction fees and out-of-pocket expenses. GFS receives a portion of these fees for performing custody administration services.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.   For the six months ended February 28, 2007, GFS received $30,211 from the Trust for custody administration services.

NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 28, 2007 (Unaudited) (Continued)

In addition, certain affiliates of GFS provide ancillary services to the Trust as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended February 28, 2007, the Trust incurred expenses of $13,299 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Printing services prices vary according to available discounts.  For the six months ended February 28, 2007, the Trust paid GemCom $34,316 for EDGAR and printing services performed.

Certain officers of GFS and FCS are also officers of the Trust.

     (c) The Portfolios have adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the distribution of Class A, B and C shares of the Portfolios.  The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares.  Up to 0.25% of average daily net assets may be paid directly to the Manager for support services.  A portion of the fee pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.    The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.   For the six months ended February 28, 2007, the Distributor waived $3,873 in fees for the U.S. Government Money Market Portfolio.

    Class A shares are offered at net asset value plus a maximum sales load of 5.75%.   Class B shares are offered subject to a maximum contingent deferred sales charge (“CDSC”) of 5.00% and will automatically convert to Class I shares after eight years.   Class C shares are offered subject to a CDSC of 1.00% and, prior to January 1, 2003, had been subject to a maximum sales load of 1.00%.   Class I shares are offered at net asset value.

     For the six months ended February 28, 2007, the Distributor, Aquarius Fund Distributors, LLC (“AFD”) received sales charges on sales of the Portfolios’ Class A shares.   In addition, CDSCs were paid to the Manager for Class C shares.   The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

	Distributor Sales Charges	CDSCs
Portfolio	Class A	Class C
Large Capitalization Value	$ 104	$ 314
Large Capitalization Growth	41	758
Mid Capitalization	74	194
Small Capitalization	50	40
International Equity	86	78
Health & Biotechnology	597	58
Technology & Communications	226	58
Energy & Basic Materials	4,023	89
Financial Services	52	39
Investment Quality Bond	---	158
Municipal Bond	---	---
U.S. Government Money Market	---	19

(d) The Trust and the Manager have entered into an Excess Expense Agreement (the “Expense Agreement”).  In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”).  The annual expense caps in effect at February 28, 2007 for each portfolio were:  2.40%, 3.00%, 3.00% and 2.00% for Class A, B, C and I shares respectively, of Large Capitalization Value, Large Capitalization Growth,  Mid Capitalization, and Small Capitalization; 2.70%, 3.30%, 3.30% and 2.30% for Class A, B, C and I shares, respectively, of International Equity; 1.80%, 2.40%, 2.40% and 1.40% for Class A, B, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 1.65%, 2.25%, 2.25% and 1.25% for Class A, B, C and I shares, respectively, of U.S. Government Money Market; 2.70%, 3.30%, 3.30% and 2.30% for Class A, B, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services.  Under the terms of the Expense Agreement, expenses borne by the Manager for the Large Capitalization Value, Large Capitalization Growth, Small Capitalization, International Equity, Investment Quality Bond, Municipal Bond and U.S. Government Money Market Portfolios are subject to reimbursement by the portfolios for up to five years from the date the fee or expense was incurred and expenses borne by the Manager for the Mid Capitalization, Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services Portfolios are subject to reimbursement by the portfolios for up to three years from the date the fee or expense was incurred.   Expenses borne by the Manager after December 31, 2002, for all of the portfolios of the Trust, are subject to reimbursement for up to three years from the date the fee or expense was incurred.   No reimbursement will be made if it would result in the portfolio exceeding its Expense Cap.   The Expense Agreement may be terminated by either party, without penalty, upon receipt of 60 days prior notice.  For the six months ended February 28, 2007, no reimbursement payments were made to the Manager under the terms of the Expense Agreement.

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement under which, certain portfolio expenses could be paid by such broker or rebates could be given to each participating Portfolio.   For the six months ended February 28, 2007, the amount received by the participating Portfolios under this arrangement was as follows: Large Capitalization Growth, $4,680; Mid Capitalization, $4,380; Small Capitalization, $1,467; International Equity, $2,947; and Health & Biotechnology, $8,225.

NOTES TO FINANCIAL STATEMENTS

   Six Months Ended February 28, 2007 (Unaudited) (Continued)

3.

INVESTMENT TRANSACTIONS

     (a) For the six months ended February 28, 2007, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios’ were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$10,929,375	$14,173,174
Large Capitalization Growth	18,777,544	20,775,904
Mid Capitalization	7,485,353	8,116,520
Small Capitalization	3,947,601	5,641,926
International Equity	5,540,597	5,522,032
Health & Biotechnology	4,526,385	9,854,530
Technology & Communications	15,252,455	18,173,151
Energy & Basic Materials	--	2,210,622
Financial Services	2,148,055	2,543,115
Investment Quality Bond	3,899,338	3,870,436
Municipal Bond	758,910	1,335,055

      (b) Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

      Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

      Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

      When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

      The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

      The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

The number of options contracts written and the premiums received by the Technology & Communications Portfolio during the period ended February 28, 2007 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	-
Options written	264	$ 52,065
Options exercised	(90)	(16,919)
Options expired	-	-
Options closed	(53)	(22,683)
Options outstanding, end of period	121	$ 12,463

NOTES TO FINANCIAL STATEMENTS

    Six Months Ended February 28, 2007 (Unaudited) (Continued)

4. AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares
	Six Months Ended February 28, 2007	Year Ended August 31, 2006	Six Months Ended February 28, 2007	Year Ended August 31, 2006
Large Capitalization Value
Issued	122,574	306,753	1,513	148
Redeemed	(256,549)	(527,002)	(70)	--
Reinvested from Dividends	10,167	2,252	1	--
Net Increase (Decrease) in Shares	(123,808)	(217,997)	1,444	148
Large Capitalization Growth
Issued	197,304	554,053	892	722
Redeemed	(347,121)	(704,219)	--	(308)
Net Increase (Decrease) in Shares	(149,817)	(150,166)	892	414
Mid Capitalization
Issued	152,964	330,761	3,503	8,480
Redeemed	(168,065	(161,238)	(45,458)	(1,700,572)
Reinvested from Dividends	252,497	113,409	77,923	56,822
Net Increase (Decrease) in Shares	237,396	282,932	35,968	(1,635,270)
Small Capitalization
Issued	74,221	139,812	492	226
Redeemed	(178,944)	(318,866)	(417)	--
Reinvested from Dividends	254,004	294,284	50	--
Net Increase (Decrease) in Shares	149,281	115,230	125	226
International Equity
Issued	170,229	282,228	830	606
Redeemed	(157,413)	(221,547)	(740)	--
Reinvested from Dividends	2,300	5,072	--	--
Net Increase (Decrease) in Shares	15,116	65,753	90	606
Health & Biotechnology
Issued	24,992	111,073	52,162	5,299
Redeemed	(44,557)	(48,879)	(131,268)	(303,377)
Net Increase (Decrease) in Shares	(19,565)	62,194	(79,106)	(298,078)
Technology & Communications
Issued	38,532	117,429	7,950	12,194
Redeemed	(33,581)	(51,864)	(181,673)	(372,139)
Net Increase (Decrease) in Shares	4,951	65,565	(173,723)	(359,945)
Energy & Basic Materials
Issued	16,206	73,060	18,970	108,821
Redeemed	(47,543)	(26,111)	(42,615)	(35,315)
Reinvested from Dividends	3,254	944	4,263	1,354
Net Increase (Decrease) in Shares	(28,083)	47,893	(19,382)	74,860
Financial Services
Issued	31,370	48,776	2,274	2,018
Redeemed	(19,328)	(25,622)	(16,523)	(14,062)
Reinvested from Dividends	20,974	5,615	10,629	4,869
Net Increase (Decrease) in Shares	33,016	28,769	(3,620)	(7,175)
Investment Quality Bond
Issued	230,754	434,042	1,404	1
Redeemed	(187,806)	(484,714)	--	--
Reinvested from Dividends	21,908	49,300	1	--
Net Increase (Decrease) in Shares	64,856	(1,372)	1,405	1
Municipal Bond
Issued	45,350	78,915	--	1
Redeemed	(111,640)	(200,456)	--	--
Reinvested from Dividends	7,735	16,846	--	--
Net Increase (Decrease) in Shares	(58,555)	(104,695)	--	1
U.S. Government Money Market
Issued	5,838,963	9,599,375	23,161	1,353
Redeemed	(7,328,419)	(10,922,901)	--	(1,344)
Reinvested from Dividends	347,454	558,064	--	1
Net Increase (Decrease) in Shares	(1,142,002)	(765,462)	23,161	10

NOTES TO FINANCIAL STATEMENTS

 Six Months Ended February 28, 2007 (Unaudited) (Continued)

	Class B Shares		Class C Shares
	Six Months Ended February 28, 2007	Year Ended August 31, 2006	Six Months Ended February 28, 2007	Year Ended August 31, 2006
Large Capitalization Value
Issued	3,170	1,429	4,057	14,763
Redeemed	(29,811)	(55,573)	(11,839)	(31,322)
Reinvested from Dividends	267	--	259	--
Net Increase (Decrease) in Shares	(26,374)	(54,144)	(7,523)	(16,559)
Large Capitalization Growth
Issued	2	5,402	7,869	57,713
Redeemed	(9,738)	(12,466)	(19,383)	(77,672)
Net Increase (Decrease) in Shares	(9,736)	(7,064)	(11,514)	19,959
Mid Capitalization
Issued	1,528	3,796	3,807	11,922
Redeemed	(35,289)	(89,245)	(15,381)	(12,408)
Reinvested from Dividends	49,499	37,071	23,347	12,329
Net Increase (Decrease) in Shares	15,738	(48,378)	11,773	11,843
Small Capitalization
Issued	1,371	1,952	3,068	5,599
Redeemed	(12,384)	(8,592)	(8,531)	(18,071)
Reinvested from Dividends	5,533	7,873	12,426	15,318
Net Increase (Decrease) in Shares	(5,480)	1,233	6,963	2,846
International Equity
Issued	5,733	637	10,667	11,690
Redeemed	(3,697)	(3,247)	(9,656)	(16,156)
Net Increase (Decrease) in Shares	2,036	(2,610)	1,011	(4,466)
Health & Biotechnology
Issued	829	6,102	2,609	4,381
Redeemed	(234,536)	(496,284)	(67,610)	(165,169)
Net Increase (Decrease) in Shares	(233,707)	(490,182)	(65,001)	(160,788)
Technology & Communications
Issued	1,295	2,853	1,351	4,572
Redeemed	(173,639)	(381,465)	(17,498)	(29,484)
Net Increase (Decrease) in Shares	(172,344)	(378,612)	(16,147)	(24,912)
Energy & Basic Materials
Issued	293	12,468	401	4,730
Redeemed	(20,474)	(38,850)	(1,806)	(813)
Reinvested from Dividends	3,287	1,727	202	54
Net Increase (Decrease) in Shares	(16,894)	(24,655)	(1,203)	3,971
Financial Services
Issued	348	901	244	3,188
Redeemed	(12,852)	(30,563)	(2,440)	(3,863)
Reinvested from Dividends	10,688	5,572	1,560	618
Net Increase (Decrease) in Shares	(1,816)	(24,090)	(636)	(57)
Investment Quality Bond
Issued	1	476	3,546	19,890
Redeemed	(1,399)	(2,806)	(29,032)	(39,015)
Reinvested from Dividends	40	166	961	2,905
Net Increase (Decrease) in Shares	(1,358)	(2,164)	(24,525)	(16,220)
Municipal Bond
Issued	80	4,746	67	2,767
Redeemed	--	--	(56)	(4,333)
Reinvested from Dividends	74	133	376	706
Net Increase (Decrease) in Shares	154	4,879	387	(860)
U.S. Government Money Market
Issued	2,522	74,167	131,315	217,113
Redeemed	(53,961)	(91,957)	(218,796)	(303,626)
Reinvested from Dividends	3,572	6,311	11,841	19,015
Net Increase (Decrease) in Shares	(47,867)	(11,479)	(75,640)	(67,498)

NOTES TO FINANCIAL STATEMENTS

    Six Months Ended February 28, 2007 (Unaudited) (Continued)

5.   SECURITIES LENDING

     Under an agreement with the Bank of New York Co., Inc. (“BONY”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees.    Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures.   A portion of the income generated by the investment in the collateral, net of any rebates paid by BONY to the borrowers, is remitted to BONY as lending agent, and the remainder is paid to the Portfolios.   Generally, in the event of a counter-party default, each Portfolio has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Portfolio in the event such Portfolio is delayed or prevented from exercising its right to dispose of the collateral.

    At February 28, 2007, the following portfolios had securities on loan:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral

Large Capitalization Value	$7,338,367	$7,533,547
Large Capitalization Growth	8,998,333	9,284,971
Mid Capitalization	3,688,026	3,789,999
Small Capitalization	4,860,072	5,077,736
Health & Biotechnology	7,187,802	7,627,512
Technology & Communications	5,321,543	5,513,295
Investment Quality Bond	3,308,107	3,374,316

  At February 28, 2007, the percentage of total investment income derived from the investment of cash collateral retained by the lending agent, BONY, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	9.81%
Large Capitalization Growth	2.93%
Mid Capitalization	1.32%
Small Capitalization	3.52%
Health & Biotechnology	4.11%
Technology & Communications	19.32%
Investment Quality Bond	0.74%

NOTES TO FINANCIAL STATEMENTS

    Six Months Ended February 28, 2007 (Unaudited) (Continued)

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

    The tax character of dividends paid during the period ended August 31, 2006 was as follows:

Portfolio	Ordinary Income	Tax Exempt Income	Long Term Capital Gains	Total
Large Capitalization Value	$ 44,381	$ ---	$ ---	$ 44,381
Large Capitalization Growth	---	---	---	---
Mid Capitalization	2,967,624	---	2,468,122	5,435,746
Small Capitalization	---	---	3,990,701	3,990,701
International Equity	65,851	---	---	65,851
Health & Biotechnology	---	---	---	---
Technology & Communications	---	---	---	---
Energy & Basic Materials	---	---	126,948	126,948
Financial Services	15,615	---	210,810	226,425
Investment Quality Bond	473,255	---	46,351	519,606
Municipal Bond	---	192,439	---	192,439
U.S. Government Money Market	603,350	---	---	603,350

    The tax character of dividends paid during the period ended August 31, 2005 was as follows:

Portfolio	Ordinary Income	Tax Exempt Income	Long Term Capital Gains	Total
Large Capitalization Value	$ ---	$ ---	$ ---	$ ---
Large Capitalization Growth	---	---	---	---
Mid Capitalization	---	---	4,003,386	4,003,386
Small Capitalization	---	---	23,300	23,300
International Equity	---	---	---	---
Health & Biotechnology	---	---	---	---
Technology & Communications	---	---	---	---
Energy & Basic Materials	---	---	126,948	126,948
Financial Services	15,615	---	210,810	226,425
Investment Quality Bond	457,959	---	275,013	732,972
Municipal Bond	41,504	190,431	26,094	258,029
U.S. Government Money Market	249,069	---	---	249,069

         As of each of the Portfolio’s tax year-end, the components of distributable earnings on a tax basis were as follows:

Portfolio	Capital Loss Carryforwards	Undistributed Long Term Capital Gains	Post October Loss Deferrals	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Unrealized Appreciation (Depreciation)	Total
Large Capitalization Value	$ (3,568,799)	$ ---	$ ---	$ 198,207	$ ---	$ 4,048,222	$ 677,630
Large Capitalization Growth	(16,411,648)	---	---	---	---	1,675,410	(14,736,238)
Mid Capitalization	---	3,868,830	---	---	---	(435,501)	3,433,329
Small Capitalization	---	2,516,439	---	---	---	4,815,598	7,332,037
International Equity	(5,267,850)	---	---	32,235	---	2,036,734	(3,198,881)
Health & Biotechnology	(116,434,101)(a)	---	(321,183)	---	---	(575,143)	(117,330,427)
Technology & Communications	(259,766,648)(b)	---	---	---	---	4,125,899	(255,640,749)
Energy & Basic Materials	---	347,974	---	---	---	3,536,275	3,884,249
Financial Services	---	21,663	(1,050)	366,442	---	323,203	710,258
Investment Quality Bond	---	---	(46,090)	---	---	(89,761)	(135,851)
Municipal Bond	---	6,704	---	---	---	122,349	129,053
U.S. Government Money Market	(751)	---	---	---	---	---	(751)

     The difference between book basis and tax basis distributable earnings, if any, is due primarily to different book and tax year-ends, the tax deferral of losses on wash sales and the tax deferral of losses incurred after October 31.

(a)

Excludes loss carryforwards of $2,289,440 due to current year loss limitation rules.

(b)

Excludes loss carryforwards of $1,966,768 due to current year loss limitation rules.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,		August 31,	August 31,
	2007(1)	2006(1)	2005(1)	2004(1)		2003(1)	2002
Net Asset Value, Beginning of Period	$ 20.13	$ 18.26	$ 16.49	$ 14.72		$ 13.02	$ 19.27
Income (Loss) from Investment Operations:
Net investment income (loss)	0.09	0.11	0.03	(0.00)	**	(0.01)	0.03
Net realized and unrealized gain (loss)	1.78	1.78	1.74	1.77		1.71	(4.63)
Total from investment operations	1.87	1.89	1.77	1.77		1.70	(4.60)
Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.02)	-	-		-	(0.04)
Distributions from realized gains	-	-	-	-		-	(1.61)
Total dividends and distributions	(0.12)	(0.02)	-	-		-	(1.65)

Net Asset Value, End of Period	$ 21.88	$ 20.13	$ 18.26	$ 16.49		$ 14.72	$ 13.02

Total Return*	9.26%	10.36%	10.73%	12.02%		13.06%	(26.20)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 43,098	$ 42,149	$ 42,198	$ 56,345		$ 56,573	$ 57,694
Ratio of net operating expenses to
average net assets (2)(3)	1.40%	1.52%	1.65%	1.73%		1.96%	1.42%
Ratio of net investment income (loss) to
average net assets (2)(3)	0.81%	0.55%	0.15%	(0.01)%		(0.05)%	0.28%
Portfolio Turnover Rate	23%	49%	71%	92%		85%	84%

	Large Cap Growth Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,		August 31,	August 31,
	2007(1)	2006(1)	2005(1)	2004(1)		2003(1)	2002
Net Asset Value, Beginning of Period	$ 13.82	$ 14.34	$ 11.87	$ 12.75		$ 11.38	$ 15.12
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.09)	(0.16)	(0.14)	(0.12)		(0.12)	(0.10)
Net realized and unrealized gain (loss)	1.77	(0.36)	2.61	(0.76)		1.49	(3.60)
Total from investment operations	1.68	(0.52)	2.47	(0.88)		1.37	(3.70)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-		-	-
Distributions from realized gains	-	-	-	-		-	(0.04)
Total dividends and distributions	-	-	-	-		-	(0.04)

Net Asset Value, End of Period	$ 15.50	$ 13.82	$ 14.34	$ 11.87		$ 12.75	$ 11.38

Total Return*	12.16%	(3.63)%	20.81%	(6.90)%		12.04%	(24.78)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 35,940	$ 34,116	$ 37,560	$ 35,358		$ 41,240	$ 44,238
Ratio of net operating expenses to
average net assets (2)(4)	1.59%	1.59%	1.74%	1.66%		2.00%	1.40%
Ratio of net investment income (loss) to
average net assets (2)(4)	(1.18)%	(1.05)%	(1.04)%	(0.93)%		(1.07)%	(0.56)%
Portfolio Turnover Rate	49%	125%	147%	129%		60%	32%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Large Cap Value Portfolio: 1.40% and 0.81%, respectively, for the six months ended February 28, 2007; 1.52% and 0.55%, respectively, for the year ended August 31, 2006; 1.65% and 0.15%, respectively, for the year ended August 31, 2005; 1.73% and (0.01)%, respectively, for the year ended August 31, 2004; 1.96% and (0.05)%, respectively, for the year ended August 31, 2003; and 1.54% and 0.16%, respectively, for the year ended August 31, 2002.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 1.59% and (1.18%), respectively, for the six months ended February 28, 2007; 1.59% and (1.05%), respectively, for the year ended August 31, 2006; 1.74% and (1.04%), respectively, for the year ended August 31, 2005; 1.66% and (0.93%), respectively, for the year ended August 31, 2004; 2.01% and (1.08)%, respectively, for the year ended August 31, 2003; and 1.56% and (0.72)%, respectively, for the year ended August 31, 2002.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class I Shares
	(Unaudited)
	Six Months					January 6,
	Ended	Year Ended	Year Ended	Year Ended	Period Ended	2003(2) to
	February 28,	August 31,	August 31,	August 31,	August 31,	April 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)	2003(1)
Net Asset Value, Beginning of Period	$ 11.04	$ 12.96	$ 11.49	$ 10.40	$ 8.64	$ 8.61
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.01)	(0.11)	(0.10)	(0.08)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.46	0.04	2.95	1.17	1.78	0.05
Total from investment operations	1.45	(0.07)	2.85	1.09	1.76	0.03
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	(2.51)	(1.85)	(1.38)	-	-	-
Total dividends and distributions	(2.51)	(1.85)	(1.38)	-	-	-

Net Asset Value, End of Period	$ 9.98	$ 11.04	$ 12.96	$ 11.49	$ 10.40	$ 8.64

Total Return*	14.16%	(0.62)%	25.46%	10.48%	20.37%	0.35%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 11,831	$ 10,469	$ 8,622	$ 6,940	$ 2,235	$ 115
Ratio of net operating expenses to
average net assets (3)(4)	1.63%	2.00%	1.89%	1.85%	1.89%	2.00%
Ratio of net investment income (loss) to
average net assets (3)(4)	(0.19)%	(0.94)%	(0.79)%	(0.65)%	(0.63)%	(0.86)%
Portfolio Turnover Rate	42%	130%	75%	76%	19%	71%

	Small Cap Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002
Net Asset Value, Beginning of Period	$ 13.05	$ 15.63	$ 13.02	$ 11.32	$ 10.26	$ 12.04
Income (Loss) from Investment Operations:
Net investment income (loss)	0.02	(0.07)	(0.10)	(0.05)	(0.06)	(0.04)
Net realized and unrealized gain (loss)	1.12	0.99	2.72	1.97	1.94	(0.56)
Total from investment operations	1.14	0.92	2.62	1.92	1.88	(0.60)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	(2.51)	(3.50)	(0.01)	(0.22)	(0.82)	(1.18)
Total dividends and distributions	(2.51)	(3.50)	(0.01)	(0.22)	(0.82)	(1.18)

Net Asset Value, End of Period	$ 11.68	$ 13.05	$ 15.63	$ 13.02	$ 11.32	$ 10.26

Total Return*	9.05%	6.99%	20.16%	17.08%	20.00%	(5.43)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 16,211	$ 16,175	$ 17,564	$ 22,532	$ 23,838	$ 29,037
Ratio of net operating expenses to
average net assets (3)(5)	1.20%	1.85%	1.85%	1.61%	1.96%	1.40%
Ratio of net investment income (loss) to
average net assets (3)(5)	0.34%	(0.53)%	(0.66)%	(0.40)%	(0.62)%	(0.24)%
Portfolio Turnover Rate	23%	35%	17%	11%	20%	17%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Mid Cap Portfolio: 1.63% and (0.19)%, respectively, for the six months ended February 28, 2007; 2.03% and (0.97)%, respectively, for the year ended August 31, 2006; 1.89% and (0.79)%, respectively, for the year ended August 31, 2005; 1.85% and (0.65)%, respectively, for the year ended August 31, 2004; 1.89% and (0.63)%, respectively, for the period ended August 31, 2003; and 2.11% and (0.97)%, respectively, for the period ended April 30, 2003.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Small Cap Portfolio:  1.20% and 0.34%, respectively, for the six months ended February 28, 2007; 1.85% and (0.53)%, respectively, for the year ended August 31, 2006; 1.85% and (0.66)%, respectively, for the year ended August 31, 2005; 1.61% and (0.40)%, respectively, for the year ended August 31, 2004; 1.96% and (0.62)%, respectively, for the year ended August 31, 2003; and 1.59% and (0.43)%, respectively, for the year ended August 31, 2002.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002
Net Asset Value, Beginning of Period	$ 12.97	$ 10.62	$ 8.76	$ 7.24	$ 7.08	$ 9.07
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)	0.04	0.06	-	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.14	2.37	1.80	1.52	0.18	(1.98)
Total from investment operations	1.10	2.41	1.86	1.52	0.16	(1.99)
Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.06)	-	-	-	-
Distributions from realized gains	-	-	-	-	-	-
Total dividends and distributions	(0.03)	(0.06)	-	-	-	-

Net Asset Value, End of Period	$ 14.04	$ 12.97	$ 10.62	$ 8.76	$ 7.24	$ 7.08

Total Return*	8.48%	22.75%	21.23%	20.99%	2.26%	(22.20)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 14,838	$ 13,507	$ 10,364	$ 10,854	$ 23,362	$ 13,489
Ratio of net operating expenses to
average net assets (3)(4)	1.71%	1.91%	2.00%	2.30%	2.30%	1.60%
Ratio of net investment income (loss) to
average net assets (3)(4)	(0.62)%	0.32%	0.63%	0.06%	(0.24)%	(0.06)%
Portfolio Turnover Rate	37%	69%	74%	183%	385%	24%

	Health & Biotechnology Portfolio - Class I Shares
	(Unaudited)
	Six Months					January 27,
	Ended	Year Ended	Year Ended	Year Ended	Period Ended	2003(2) to
	February 28,	August 31,	August 31,	August 31,	August 31,	April 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)	2003(1)
Net Asset Value, Beginning of Period	$ 13.40	$ 14.42	$ 12.53	$ 11.41	$ 11.53	$ 11.00
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.09)	(0.22)	(0.13)	(0.10)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	1.00	(0.80)	2.02	1.22	(0.09)	0.59
Total from investment operations	0.91	(1.02)	1.89	1.12	(0.12)	0.53
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	-	-
Total dividends and distributions	-	-	-	-	-	-

Net Asset Value, End of Period	$ 14.31	$ 13.40	$ 14.42	$ 12.53	$ 11.41	$ 11.53

Total Return*	6.79%	(7.07)%	15.08%	9.82%	(1.04)%	4.82%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 2,122	$ 2,250	$ 1,524	$ 956	$ 247	$ 18
Ratio of net operating expenses to
average net assets (3)(5)	2.12%	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to
average net assets (3)(5)	(1.18)%	(1.55)%	(0.99)%	(0.83)%	(0.75)%	(1.94)%
Portfolio Turnover Rate	15%	16%	111%	65%	10%	144%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the International Equity Portfolio: 1.71% and (0.62)%, respectively, for the six months ended February 28, 2007; 1.91% and 0.32%, respectively, for the year ended August 31, 2006; 2.00% and 0.63%, respectively, for the year ended August 31, 2005; 2.44% and (0.08)%, respectively, for the year ended August 31, 2004; 2.50% and (0.44)%, respectively, for the year ended August 31, 2003; and 2.09% and (0.55)%, respectively, for the year ended August 31, 2002.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.12% and (1.18)%, respectively, for the six months ended February 28, 2007; 2.38%, and (1.63)%, respectively, for the year ended August 31, 2006; 2.45% and (1.14)%, respectively, for the year ended August 31, 2005; 2.37% and (0.90)%, respectively, for the year ended August 31, 2004; 2.35% and (0.80)%, respectively, for the period ended August 31, 2003; and 2.30% and (1.94)%, respectively, for the period ended April 30, 2003.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class I Shares
	(Unaudited)
	Six Months					January 6,
	Ended	Year Ended	Year Ended	Year Ended	Period Ended	2003(2) to
	February 28,	August 31,	August 31,	August 31,	August 31,	April 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)	2003(1)
Net Asset Value, Beginning of Period	$ 7.47	$ 7.55	$ 5.73	$ 6.70	$ 5.51	$ 5.57
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)	(0.15)	(0.11)	(0.14)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.84	0.07	1.93	(0.83)	1.23	(0.03)
Total from investment operations	0.77	(0.08)	1.82	(0.97)	1.19	(0.06)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	-	-
Total dividends and distributions	-	-	-	-	-	-

Net Asset Value, End of Period	$ 8.24	$ 7.47	$ 7.55	$ 5.73	$ 6.70	$ 5.51

Total Return*	10.31%	(1.06)%	31.76%	(14.48)%	21.60%	(1.08)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 2,151	$ 1,914	$ 1,440	$ 689	$ 190	$ 11
Ratio of net operating expenses to
average net assets (3)(4)	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to
average net assets (3)(4)	(1.84)%	(1.87)%	(1.54)%	(2.06)%	(2.17)%	(1.78)%
Portfolio Turnover Rate	77%	99%	70%	53%	21%	263%

	Energy & Basic Materials Portfolio - Class I Shares
	(Unaudited)
	Six Months					January 6,
	Ended	Year Ended	Year Ended	Year Ended	Period Ended	2003(2) to
	February 28,	August 31,	August 31,	August 31,	August 31,	April 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)	2003(1)
Net Asset Value, Beginning of Period	$ 29.93	$ 27.43	$ 18.06	$ 14.55	$ 12.95	$ 13.38
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.17)	(0.33)	(0.25)	(0.15)	(0.02)	-
Net realized and unrealized gain (loss)	0.39	3.19	9.62	3.66	1.62	(0.43)
Total from investment operations	0.22	2.86	9.37	3.51	1.60	(0.43)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	(0.92)	(0.36)	-	-	-	-
Total dividends and distributions	(0.92)	(0.36)	-	-	-	-

Net Asset Value, End of Period	$ 29.23	$ 29.93	$ 27.43	$ 18.06	$ 14.55	$ 12.95

Total Return*	0.61%	10.44%	51.88%	24.12%	12.36%	(3.21)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 2,727	$ 3,632	$ 2,015	$ 1,729	$ 297	$ 3
Ratio of net operating expenses to
average net assets (3)(5)	2.29%	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to
average net assets (3)(5)	(1.20)%	(1.09)%	(1.15)%	(0.80)%	0.12%	(0.48)%
Portfolio Turnover Rate	0%	34%	65%	88%	22%	705%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Technology & Communications Portfolio:  2.34% and (1.88)%, respectively, for the six months ended February 28, 2007; 2.73%, and (2.30)%, respectively, for the year ended August 31, 2006; 2.75% and (1.99)%, respectively, for the year ended August 31, 2005; 2.32% and (2.09)%, respectively, for the year ended August 31, 2004; 2.66% and (2.53)%, respectively, for the period ended August 31, 2003; and 2.68% and (2.16)%, respectively, for the period ended April 30, 2003.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 2.29% and (1.20)%, respectively, for the six months ended February 28, 2007; 2.41%, and (1.20)%, respectively, for the year ended August 31, 2006; 2.93% and (1.78)%, respectively, for the year ended August 31, 2005; 2.93% and (1.43)%, respectively, for the year ended August 31, 2004; 3.97% and (1.55)%, respectively, for the period ended August 31, 2003; and 4.16% and (2.32)%, respectively, for the period ended April 30, 2003.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class I Shares
	(Unaudited)
	Six Months					January 6,
	Ended	Year Ended	Year Ended	Year Ended	Period Ended	2003(2) to
	February 28,	August 31,	August 31,	August 31,	August 31,	April 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)	2003(1)
Net Asset Value, Beginning of Period	$ 13.50	$ 12.66	$ 11.69	$ 11.04	$ 9.97	$ 9.93
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)	0.03	(0.11)	(0.11)	(0.03)	-
Net realized and unrealized gain (loss)	1.70	1.68	1.77	0.76	1.10	0.04
Total from investment operations	1.66	1.71	1.66	0.65	1.07	0.04
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	(2.23)	(0.87)	(0.69)	-	-	-
Total dividends and distributions	(2.23)	(0.87)	(0.69)	-	-	-

Net Asset Value, End of Period	$ 12.93	$ 13.50	$ 12.66	$ 11.69	$ 11.04	$ 9.97

Total Return*	12.14%	13.74%	14.15%	5.89%	10.73%	0.40%
Ratios and Supplemental Data:
Net assets, end of period	$ 1,843,313	$ 1,478,451	$ 1,022,409	$ 774,250	$ 158,672	$ 10
Ratio of net operating expenses to
average net assets (3)(4)	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to
average net assets (3)(4)	(0.55)%	0.24%	(0.92)%	(0.87)%	(0.82)%	(0.48)%
Portfolio Turnover Rate	57%	159%	150%	199%	32%	67%

	Investment Quality Bond Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002
Net Asset Value, Beginning of Period	$ 9.68	$ 9.90	$ 10.17	$ 10.52	$ 10.71	$ 10.43
Income (Loss) from Investment Operations:
Net investment income (loss)	0.14	0.29	0.27	0.30	0.30	0.48
Net realized and unrealized gain (loss)	0.08	(0.16)	(0.09)	0.03	0.05	0.33
Total from investment operations	0.22	0.13	0.18	0.33	0.35	0.81
Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.29)	(0.27)	(0.30)	(0.30)	(0.51)
Distributions from realized gains	-	(0.06)	(0.18)	(0.38)	(0.24)	(0.02)
Total dividends and distributions	(0.14)	(0.35)	(0.45)	(0.68)	(0.54)	(0.53)

Net Asset Value, End of Period	$ 9.76	$ 9.68	$ 9.90	$ 10.17	$ 10.52	$ 10.71

Total Return*	2.34%	1.31%	1.77%	3.37%	3.42%	8.07%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 14,590	$ 13,835	$ 14,169	$ 17,449	$ 23,057	$ 30,847
Ratio of net operating expenses to
average net assets (3)(5)	1.40%	1.40%	1.40%	1.40%	1.40%	1.24%
Ratio of net investment income (loss) to
average net assets (3)(5)	3.01%	2.98%	2.69%	2.97%	2.88%	4.85%
Portfolio Turnover Rate	26%	35%	50%	33%	66%	46%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Financial Services Portfolio: 3.54% and (1.78)%, respectively, for the six months ended February 28, 2007; 3.37% and (0.83)%, respectively, for the year ended August 31, 2006; 3.70% and (2.32)%, respectively, for the year ended August 31, 2005; 3.13% and (1.69)%, respectively, for the year ended August 31, 2004; 2.30% and (0.82)%, respectively, for the period ended August 31, 2003; and 2.30% and (0.48)%, respectively, for the period ended April 30, 2003.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 1.49% and 2.92%, respectively, for the six months ended February 28, 2007; 1.66% and 2.72%, respectively, for the year ended August 31, 2006; 1.78% and 2.31%, respectively, for the year ended August 31, 2005; 1.81% and 2.55%, respectively, for the year ended August 31, 2004; 1.70% and 2.58%, respectively, for the year ended August 31, 2003; and 1.46% and 4.63%, respectively, for the year ended August 31, 2002.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	February 28,	August 31,	August 31,	August 31,		August 31,		August 31,
	2007(1)	2006(1)	2005(1)	2004(1)		2003(1)		2002
Net Asset Value, Beginning of Period	$ 10.19	$ 10.41	$ 10.50	$ 10.31		$ 10.63		$ 10.65
Income (Loss) from Investment Operations:
Net investment income (loss)	0.16	0.32	0.31	0.34		0.35		0.39
Net realized and unrealized gain (loss)	-	(0.19)	(0.01)	0.25		(0.21)		0.02
Total from investment operations	0.16	0.13	0.30	0.59		0.14		0.41
Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.32)	(0.31)	(0.34)		(0.35)		(0.41)
Distributions from realized gains	(0.01)	(0.03)	(0.08)	(0.06)		(0.11)		(0.02)
Total dividends and distributions	(0.17)	(0.35)	(0.39)	(0.40)		(0.46)		(0.43)

Net Asset Value, End of Period	$ 10.18	$ 10.19	$ 10.41	$ 10.50		$ 10.31		$ 10.63

Total Return*	1.62%	1.30%	2.98%	5.86%		1.30%		4.01%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 4,245	$ 4,849	$ 6,038	$ 7,892		$ 5,766		$ 9,681
Ratio of net operating expenses to
average net assets (2)(3)	1.40%	1.40%	1.40%	1.40%		1.40%		1.27%
Ratio of net investment income (loss) to
average net assets (2)(3)	3.18%	3.16%	3.02%	3.24%		3.30%		3.95%
Portfolio Turnover Rate	15%	19%	25%	29%		11%		48%

	U.S. Government Money Market Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	February 28,	August 31,	August 31,	August 31,		August 31,		August 31,
	2007(1)	2006(1)	2005(1)	2004(1)		2003(1)		2002
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00		$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.02	0.03	0.01	(0.00)	**	0.00	**	0.01
Net realized and unrealized gain (loss)	-	-	-	-		-		-
Total from investment operations	0.02	0.03	0.01	(0.00)	**	0.00	**	0.01
Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.01)	-		(0.00)	**	(0.01)
Distributions from realized gains	-	-	-	(0.00)	**	-		-
Total dividends and distributions	(0.02)	(0.03)	(0.01)	(0.00)	**	(0.00)		(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00		$ 1.00

Total Return*	2.02%	3.31%	1.28%	0.04%		0.12%		1.61%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 16,197	$ 17,339	$ 18,052	$ 22,247		$ 28,979		$ 37,481
Ratio of net operating expenses to
average net assets (2)(4)	1.25%	1.25%	1.25%	1.09%		1.23%		1.17%
Ratio of net investment income (loss) to
average net assets (2)(4)	4.05%	3.28%	1.23%	0.00%		0.12%		1.21%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A		N/A		N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the Municipal Bond Portfolio: 1.58% and 3.01%, respectively, for the six months ended February 28, 2007; 2.16% and 2.40%, respectively, for the year ended August 31, 2006; 2.09% and 2.33%, respectively, for the year ended August 31, 2005; 1.90% and 2.73%, respectively, for the year ended August 31, 2004; 2.07% and 2.63%, respectively, for the year ended August 31, 2003; 2.40% and 2.82%, respectively, for the year ended August 31, 2002.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC or credits earned on custodian cash balances offsetting certain expenses, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 1.30% and 4.00%, respectively, for the six months ended February 28, 2007; 1.63% and 2.89%, respectively, for the year ended August 31, 2006; 1.24% and 4.03%, respectively, for the year ended August 31, 2005; 1.74% and (0.65)%, respectively, for the year ended August 31, 2004; 1.72% and (0.37)%, respectively, for the year ended August 31, 2003; 1.48% and 0.90%, respectively, for the year ended August 31, 2002.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2006 through

February 28, 2007.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account Value – 9/1/2006*	Ending Account Value – 2/28/2007	Expense Paid 9/1/2006-2/28/2007**	Expense Ratio [Annualized]
Actual Expenses – Table 1:
Large Capitalization Value – Class I	$1,000.00	$1,092.60	$7.26	1.40%
Large Capitalization Value – Class A	1,000.00	1,089.80	7.82	1.51
Large Capitalization Value – Class B	1,000.00	1,087.00	12.42	2.40
Large Capitalization Value – Class C	1,000.00	1,087.00	12.42	2.40
Large Capitalization Growth – Class I	1,000.00	1,121.60	8.26	1.57
Large Capitalization Growth – Class A	1,000.00	1,119.60	6.62	1.26
Large Capitalization Growth – Class B	1,000.00	1,115.70	13.48	2.57
Large Capitalization Growth – Class C	1,000.00	1,116.30	13.49	2.57
Mid Capitalization – Class I	1,000.00	1,141.60	8.39	1.58
Mid Capitalization – Class A	1,000.00	1,139.50	10.50	1.98
Mid Capitalization – Class B	1,000.00	1,134.70	13.66	2.58
Mid Capitalization – Class C	1,000.00	1,134.90	13.66	2.58
Small Capitalization – Class I	1,000.00	1,089.60	6.11	1.18
Small Capitalization – Class A	1,000.00	1,087.30	4.50	0.87
Small Capitalization – Class B	1,000.00	1,084.80	11.32	2.19
Small Capitalization – Class C	1,000.00	1,084.50	11.32	2.19
International Equity – Class I	1,000.00	1,084.80	8.63	1.67
International Equity – Class A	1,000.00	1,083.80	5.99	1.16
International Equity – Class B	1,000.00	1,079.90	13.77	2.67
International Equity – Class C	1,000.00	1,079.30	13.77	2.67
Health & Biotechnology – Class I	1,000.00	1,067.20	10.61	2.07
Health & Biotechnology – Class A	1,000.00	1,064.80	12.59	2.46
Health & Biotechnology – Class B	1,000.00	1,062.30	15.70	3.07
Health & Biotechnology – Class C	1,000.00	1,062.20	15.70	3.07
Technology & Communications – Class I	1,000.00	1,103.10	11.99	2.30
Technology & Communications – Class A	1,000.00	1,100.40	14.06	2.70
Technology & Communications – Class B	1,000.00	1,098.00	17.17	3.30
Technology & Communications – Class C	1,000.00	1,097.30	17.16	3.30
Energy & Basic Materials – Class I	1,000.00	1,006.10	11.39	2.29
Energy & Basic Materials – Class A	1,000.00	1,004.50	13.42	2.70
Energy & Basic Materials – Class B	1,000.00	1,001.50	16.38	3.30
Energy & Basic Materials – Class C	1,000.00	1,001.10	16.37	3.30
Financial Services – Class I	1,000.00	1,121.40	12.10	2.30
Financial Services – Class A	1,000.00	1,118.60	14.18	2.70
Financial Services – Class B	1,000.00	1,115.30	17.31	3.30
Financial Services – Class C	1,000.00	1,115.40	17.31	3.30
Investment Quality Bond – Class I	1,000.00	1,023.40	7.02	1.40
Investment Quality Bond – Class A	1,000.00	1,017.20	10.90	2.18
Investment Quality Bond – Class B	1,000.00	1,019.40	12.02	2.40
Investment Quality Bond – Class C	1,000.00	1,018.30	12.01	2.40
Municipal Bond – Class I	1,000.00	1,016.20	7.00	1.40
Municipal Bond – Class A	1,000.00	1,000.50	12.35	2.49
Municipal Bond – Class B	1,000.00	1,011.20	11.97	2.40
Municipal Bond – Class C	1,000.00	1,011.20	11.97	2.40
U.S. Government Money Market – Class I	1,000.00	1,020.20	6.26	1.25
U.S. Government Money Market – Class A	1,000.00	1,013.40	9.93	1.99
U.S. Government Money Market – Class B	1,000.00	1,020.30	11.27	2.25
U.S. Government Money Market – Class C	1,000.00	1,020.30	11.27	2.25

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value – 9/1/2006	Ending Account Value – 2/28/2007	Expense Paid 9/1/2006-2/28/2007*	Expense Ratio [Annualized]
Hypothetical [5% Return Before Expenses] – Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,017.85	$7.00	1.40%
Large Capitalization Value – Class A	1,000.00	1,017.31	7.55	1.51
Large Capitalization Value – Class B	1,000.00	1,012.89	11.98	2.40
Large Capitalization Value – Class C	1,000.00	1,012.89	11.98	2.40
Large Capitalization Growth – Class I	1,000.00	1,017.01	7.85	1.57
Large Capitalization Growth – Class A	1,000.00	1,018.55	6.31	1.26
Large Capitalization Growth – Class B	1,000.00	1,012.05	12.82	2.57
Large Capitalization Growth – Class C	1,000.00	1,012.05	12.82	2.57
Mid Capitalization – Class I	1,000.00	1,016.96	7.90	1.58
Mid Capitalization – Class A	1,000.00	1,014.98	9.89	1.98
Mid Capitalization – Class B	1,000.00	1,012.00	12.87	2.58
Mid Capitalization – Class C	1,000.00	1,012.00	12.87	2.58
Small Capitalization – Class I	1,000.00	1,018.94	5.91	1.18
Small Capitalization – Class A	1,000.00	1,020.48	4.36	0.87
Small Capitalization – Class B	1,000.00	1,013.93	10.94	2.19
Small Capitalization – Class C	1,000.00	1,013.93	10.94	2.19
International Equity – Class I	1,000.00	1,016.51	8.35	1.67
International Equity – Class A	1,000.00	1,019.04	5.81	1.16
International Equity – Class B	1,000.00	1,011.55	13.32	2.67
International Equity – Class C	1,000.00	1,011.55	13.32	2.67
Health & Biotechnology – Class I	1,000.00	1,014.53	10.34	2.07
Health & Biotechnology – Class A	1,000.00	1,012.60	12.28	2.46
Health & Biotechnology – Class B	1,000.00	1,009.57	15.30	3.07
Health & Biotechnology – Class C	1,000.00	1,009.57	15.30	3.07
Technology & Communications – Class I	1,000.00	1,013.39	11.48	2.30
Technology & Communications – Class A	1,000.00	1,011.41	13.47	2.70
Technology & Communications – Class B	1,000.00	1,008.43	16.43	3.30
Technology & Communications – Class C	1,000.00	1,008.43	16.43	3.30
Energy & Basic Materials – Class I	1,000.00	1,013.44	11.43	2.29
Energy & Basic Materials – Class A	1,000.00	1,011.41	13.47	2.70
Energy & Basic Materials – Class B	1,000.00	1,008.43	16.43	3.30
Energy & Basic Materials – Class C	1,000.00	1,008.43	16.43	3.30
Financial Services – Class I	1,000.00	1,013.39	11.48	2.30
Financial Services – Class A	1,000.00	1,011.41	13.47	2.70
Financial Services – Class B	1,000.00	1,008.43	16.43	3.30
Financial Services – Class C	1,000.00	1,008.43	16.43	3.30
Investment Quality Bond – Class I	1,000.00	1,017.85	7.00	1.40
Investment Quality Bond – Class A	1,000.00	1,011.95	10.88	2.18
Investment Quality Bond – Class B	1,000.00	1,012.89	11.98	2.40
Investment Quality Bond – Class C	1,000.00	1,012.89	11.98	2.40
Municipal Bond – Class I	1,000.00	1,017.85	7.00	1.40
Municipal Bond – Class A	1,000.00	1,011.95	12.42	2.49
Municipal Bond – Class B	1,000.00	1,012.89	11.98	2.40
Municipal Bond – Class C	1,000.00	1,012.89	11.98	2.40
U.S. Government Money Market – Class I	1,000.00	1,018.60	6.26	1.25
U.S. Government Money Market – Class A	1,000.00	1,016.71	9.95	1.99
U.S. Government Money Market – Class B	1,000.00	1,013.64	11.23	2.25
U.S. Government Money Market – Class C	1,000.00	1,013.64	11.23	2.25

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

THE SARATOGA

ADVANTAGE TRUST

Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust (“Saratoga”) respects your right to privacy.   We also know that you expect us to conduct and process your business in an accurate and efficient manner.   To do so, we must collect and maintain certain non-public personal information about you.   This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates or third parties.  We do not disclose any non-public personal information about you or any of our former customers to anyone, except as permitted by law.   Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the non-public personal information we collect to companies that perform services on our behalf, such as Saratoga’s transfer agent, or printers and mailers that assist us in the distribution of investor materials.   These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.   To protect your non-public personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your non-public personal information.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the period ended June 30, 2006 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Saratoga Advantage Trust

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Mark S. Marrone

Mark S. Marrone, Treasurer and Chief Financial Officer

Date

5/9/07

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/9/07

* Print the name and title of each signing officer under his or her signature.